UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:

Date of reporting period:	May 31, 2007
August 31

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® 1-3 Year Duration
Securitized Bond Central Fund

May 31, 2007

1.850076.100

13CEN-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency Obligations - 15.6%
	Principal Amount	Value
Fannie Mae:
0% 9/28/07 (b)	$ 10,000,000	$ 9,831,090
6.375% 6/15/09	100,000,000	102,304,100
Freddie Mac:
4.25% 7/15/09	7,466,000	7,329,223
4.875% 2/9/10	85,000,000	84,434,835
5% 6/11/09	33,640,000	33,525,086
5.25% 5/21/09	194,000,000	194,337,238
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $433,808,700)		431,761,572
Asset-Backed Securities - 38.5%

ACE Securities Corp. Series 2004-HE1:
Class M1, 5.82% 2/25/34 (d)	1,884,767	1,887,227
Class M2, 6.42% 2/25/34 (d)	2,525,000	2,535,332
ACE Securities Corp. Home Equity Loan Trust Series 2006-FM2:
Class AC2, 5.48% 8/25/36 (d)	1,195,000	1,193,293
Class M1, 5.57% 8/25/36 (d)	1,665,000	1,662,546
Advanta Business Card Master Trust Series 2006-C1 Class C1, 5.8% 10/20/14 (d)	2,280,000	2,279,986
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (a)	800,000	791,281
American Express Credit Account Master Trust Series 2004-C Class C, 5.82% 2/15/12 (a)(d)	1,832,314	1,836,674
AmeriCredit Automobile Receivables Trust:
Series 2004-1:
Class C, 4.22% 7/6/09	844,191	840,475
Class D, 5.07% 7/6/10	6,805,000	6,768,935
Series 2006-1:
Class A3, 5.11% 10/6/10	614,000	612,218
Class B1, 5.2% 3/6/11	1,870,000	1,861,456
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 5.75% 4/25/34 (d)	5,085,000	5,093,327
Class M2, 5.8% 4/25/34 (d)	3,925,000	3,929,061
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (a)	3,000,000	2,970,249
Argent Securities, Inc.:
Series 2004-W5 Class M1, 5.92% 4/25/34 (d)	360,000	362,047
Series 2004-W7:
Class M1, 5.87% 5/25/34 (d)	4,965,000	4,990,474
Class M2, 5.92% 5/25/34 (d)	4,035,000	4,058,602
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Funding Certificates Series 2005-HE1 Class M1, 5.74% 12/25/34 (d)	$ 1,770,000	$ 1,771,361
Asset Backed Funding Corp. Series 2006-OPT2:
Class M1, 5.57% 10/25/36 (d)	1,430,000	1,427,493
Class M5, 5.72% 10/25/36 (d)	3,500,000	3,437,122
Class M7, 6.1% 10/25/36 (d)	1,490,000	1,373,086
Class M9. 7.22% 10/25/36 (d)	3,000,000	2,668,347
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE6:
Class A4, 5.48% 11/25/36 (d)	3,185,000	3,181,843
Class M7, 6.12% 11/25/36 (d)	415,000	407,074
Class M9, 7.47% 11/25/36 (d)	1,105,000	1,007,141
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.95% 4/4/17 (a)(d)	10,000,000	10,000,000
Bank of America Credit Card Master Trust:
Series 2006-C7 Class C7, 5.55% 3/15/12 (d)	5,000,000	4,998,438
Series 2006-HE7 Class B4, 5.4% 3/15/12 (d)	5,745,000	5,744,955
Series 2007-C2 Class C2, 5.59% 9/17/12 (d)	6,910,000	6,910,000
Bayview Financial Mortgage Trust Series 2006-D Class 2A1, 5.43% 12/28/36 (d)	4,935,500	4,934,167
BMW Floorplan Master Owner Trust Series 2006-1A Class B, 5.41% 9/17/11 (a)(d)	1,950,000	1,950,915
BNC Mortgage Loan Trust Series 2006-2:
Class A4, 5.48% 11/25/36 (d)	1,095,000	1,093,030
Class M1, 5.56% 11/25/36 (d)	1,095,000	1,093,171
Brazos Higher Ed Au, Inc. Student Ln Rev Series 2006-A Class 2R, 5.03% 12/1/41	10,000,000	9,951,235
C-Bass Trust Series 2007-CB1 Class M1, 5.55% 1/25/37 (d)	1,120,000	1,119,660
Capital Auto Receivables Asset Trust:
Series 2004-2 Class A2, 3.35% 2/15/08	338,794	338,479
Series 2006-1:
Class A3, 5.03% 10/15/09	3,955,000	3,942,050
Class B, 5.26% 10/15/10	3,760,000	3,740,811
Series 2006-2:
Class B, 5.07% 12/15/11	11,625,000	11,481,088
Class C 5.31% 6/15/12	8,550,000	8,445,404
Series 2007-1 Class C, 5.38% 11/15/12	3,045,000	3,005,043
Series 2007-SN1 Class D, 6.05% 1/17/12	1,490,000	1,489,995
Capital One Auto Finance Trust:
Series 2005-BSS Class D, 4.8% 9/15/12	6,300,000	6,241,430
Series 2006-C Class A3A, 5.07% 7/15/11	2,860,000	2,848,176
Series 2007-B Class A3A, 5.03% 4/15/12	8,670,000	8,618,318
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Multi-Asset Execution Trust Series 2003-B3 Class B3, 4.5% 6/15/11	$ 15,000,000	$ 14,836,712
Capital One Prime Auto Receivable Trust Series 2004-3 Class A3, 3.39% 1/15/09	2,053,433	2,046,241
Carmax Auto Owner Trust Series 2007-1 Class A3, 5.24% 7/15/11	2,535,000	2,531,110
Carrington Mortgage Loan Trust:
Series 2005-NC4 Class M1, 5.8% 9/25/35 (d)	1,690,000	1,699,035
Series 2006-FRE1 Class A3, 5.47% 7/25/36 (d)	13,353,000	13,314,210
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (a)	8,750,249	8,608,289
CIT Equipment Collateral Trust:
Series 2006-VT1:
Class A3, 5.13% 12/21/08	21,070,000	21,023,528
Class C, 5.28% 2/20/13	2,655,502	2,650,380
Series 2006-VT2:
Class A3, 5.07% 2/20/10	15,190,000	15,126,258
Class A4, 5.05% 4/20/14	3,770,000	3,743,820
Class B, 5.24% 4/20/14	514,677	513,297
Class C, 5.29% 4/20/14	560,785	559,351
Class D, 5.46% 4/20/14	1,504,802	1,500,794
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	50,035,000	49,363,215
Series 2006-B2 Class B2, 5.15% 3/7/11	14,125,000	14,052,638
Series 2006-C4 Class C4, 5.54% 1/9/12 (d)	7,675,000	7,671,172
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-WFH3 Class M7, 5.47% 11/25/36 (d)	1,040,000	1,038,961
Series 2006-WFHE3 Class M7, 6.12% 10/25/36 (d)	3,500,000	3,326,253
CNH Equipment Trust:
Series 2006-A Class A3, 5.2% 8/16/10	15,105,000	15,081,117
Series 2007-A Class A3, 4.98% 10/15/10	15,000,000	14,919,495
CNH Wholesale Master Note Trust Series 2005-1 Class A, 5.43% 6/15/11 (d)	4,250,000	4,251,289
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.82% 5/25/34 (d)	5,275,000	5,284,798
Series 2004-3 Class M1, 5.82% 6/25/34 (d)	1,500,000	1,503,462
CPS Auto Receivables Trust:
Series 2006-D Class A3, 5.157% 5/15/11 (a)	3,835,000	3,826,012
Series 2007-A Class A3, 5.04% 9/15/11 (a)	19,899,984	19,898,716
DaimlerChrysler Auto Trust Series 2006-D Class A3, 4.98% 2/8/11	2,620,000	2,604,878
DriveTime Auto Owner Trust Series 2006-B:
Class A2, 5.32% 3/15/10 (a)	4,191,156	4,190,527
Asset-Backed Securities - continued
	Principal Amount	Value
DriveTime Auto Owner Trust Series 2006-B: - continued
Class A3, 5.23% 8/15/12 (a)	$ 2,530,000	$ 2,534,111
Fieldstone Mortgage Investment Corp. Series 2006-3:
Class 2A3, 5.48% 11/25/36 (d)	8,231,000	8,218,505
Class M1, 5.58% 11/25/36 (d)	5,480,000	5,473,180
First Franklin Mortgage Loan Trust:
Series 2004-FF2:
Class M3, 5.87% 3/25/34 (d)	415,000	415,100
Class M4, 6.22% 3/25/34 (d)	325,000	325,152
Series 2006-FF15 Class M1, 5.56% 11/25/36 (d)	3,950,000	3,943,727
Series 2006-FF18 Class M1, 5.55% 12/25/37 (d)	10,000,000	9,983,103
Series 2007-FF1 Class M1, 5.55% 1/25/38 (d)	1,280,000	1,284,963
Series 2007-FF2 Class A2C, 5.47% 3/25/37 (d)	5,525,000	5,511,874
Ford Credit Auto Owner Trust:
Series 2005-A:
Class A4, 3.72% 10/15/09	9,250,000	9,128,701
Class B, 3.88% 1/15/10	5,151,000	5,069,821
Series 2006-A Class A3, 5.05% 11/15/09	14,595,000	14,553,559
Series 2006-C Class A3, 5.16% 11/15/10	16,000,000	15,945,149
Franklin Auto Trust:
Series 2006-1:
Class A3, 5.04% 1/20/11	10,000,000	9,951,376
Class B, 5.14% 7/21/14	375,000	371,497
Class C, 5.41% 7/21/14	3,340,000	3,315,759
Series 2007-1:
Class A4, 5.03% 2/16/15	2,625,000	2,591,674
Class C, 5.43% 2/16/15	3,215,000	3,170,059
Fremont Home Loan Trust:
Series 2005-A Class M1, 5.75% 1/25/35 (d)	6,550,000	6,568,652
Series 2006-D Class M1, 5.55% 11/25/36 (d)	1,695,000	1,690,242
Series 2006-E Class M1, 5.58% 1/25/37 (d)	4,865,000	4,838,430
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 5.76% 9/25/30 (a)(d)	2,810,000	2,804,045
GE Business Loan Trust Series 2006-2A:
Class A, 5.5% 11/15/34 (a)(d)	6,676,869	6,670,323
Class B, 5.6% 11/15/34 (a)(d)	2,413,681	2,418,306
Class C, 5.7% 11/15/34 (a)(d)	4,008,084	3,983,106
Class D, 6.07% 11/15/34 (a)(d)	1,523,875	1,427,261
GE Commercial Equipment Financing LLC Series 2004-A Class B, 3.65% 5/22/14 (a)	1,830,959	1,782,355
GE Equipment Midticket LLC Series 2006-1:
Class A2, 5.1% 5/15/09	3,920,000	3,912,476
Class B, 5.47% 9/15/17 (d)	5,830,000	5,827,991
Asset-Backed Securities - continued
	Principal Amount	Value
GE Equipment Midticket LLC Series 2006-1: - continued
Class C, 5.64% 9/15/17 (d)	$ 1,610,000	$ 1,609,446
Goal Capital Funding Trust Series 2007-1 Class C1, 5.73% 6/25/42 (d)	3,865,000	3,865,000
GSAMP Trust:
Series 2004-FM2:
Class M1, 5.82% 1/25/34 (d)	3,454,581	3,455,170
Class M2, 6.42% 1/25/34 (d)	275,685	275,789
Class M3, 6.62% 1/25/34 (d)	275,695	275,817
Series 2006-FM2 Class M1, 5.58% 9/25/36 (d)	2,635,000	2,630,522
Series 2006-FM3 Class ABS, 5.52% 11/25/36 (d)	6,635,000	6,624,048
Series 2006-HE5 Class A2C, 5.47% 8/25/36 (d)	1,000,000	993,106
Series 2007-FM1 Class M1, 5.59% 12/25/36 (d)	2,235,000	2,231,416
Series 2007-FM2 Class M1, 5.6% 1/25/37 (d)	4,745,000	4,695,842
Series 2007-HE1 Class M1, 5.57% 3/25/47 (d)	975,000	976,318
Series 2007-NC1 Class M7, 6.27% 12/25/46 (d)	7,508,000	6,603,286
Helios Finance L.P. Series 2007-S1 Class B1, 6.02% 10/20/14 (a)(d)	4,005,000	4,005,000
Holmes Master Issuer PLC Series 2006-1A:
Class 1B, 5.4456% 7/15/40 (a)(d)	2,460,000	2,460,000
Class 1C, 5.5956% 7/15/40 (a)(d)	1,390,000	1,390,000
Class 2A, 5.4156% 7/15/21 (a)(d)	2,460,000	2,460,000
Class 2B, 5.4756% 7/15/40 (a)(d)	1,770,000	1,770,000
Class 2C, 5.7456% 7/15/40 (a)(d)	720,000	720,000
Class 2M, 5.5456% 7/15/40 (a)(d)	1,475,000	1,475,000
Home Equity Asset Trust:
Series 2003-2 Class M1, 6.64% 8/25/33 (d)	3,519,242	3,521,959
Series 2003-4 Class M1, 6.12% 10/25/33 (d)	7,378,646	7,384,242
Series 2006-1 Class 2A3, 5.545% 4/25/36 (d)	6,095,000	6,087,165
Series 2006-7:
Class 2A3, 5.47% 1/25/37 (d)	16,000,000	15,977,478
Class B1, 7.22% 1/25/37 (d)	675,000	526,498
Class M4, 5.7% 1/25/37 (d)	1,320,000	1,312,443
Class M7, 6.1% 1/25/37 (d)	675,000	631,411
Series 2006-8:
Class 2A3, 5.48% 3/25/37 (d)	2,630,000	2,626,014
Class M1, 5.56% 3/25/37 (d)	1,560,000	1,557,245
Series 2007-1 Class M1, 5.56% 5/25/37 (d)	4,320,000	4,318,596
HSBC Automotive Trust:
Series 2006-3:
Class A2, 5.38% 12/17/09	1,506,059	1,505,155
Class A3, 5.28% 9/19/11	5,000,000	5,017,536
Series 2007-1 Class A3, 5.3% 11/17/11	2,520,000	2,516,179
Asset-Backed Securities - continued
	Principal Amount	Value
HSBC Home Equity Loan Trust:
Series 2006-3 Class A1V, 5.4% 3/20/36 (d)	$ 3,638,756	$ 3,638,549
Series 2007-2 Class A3V, 5.54% 7/21/36 (d)	1,055,000	1,054,712
HSI Asset Securitization Corp. Trust:
Series 2006-HE1:
Class 2A3, 5.48% 10/25/36 (d)	2,445,000	2,434,837
Class M1, 5.57% 10/25/36 (d)	2,490,000	2,485,914
Series 2007-HE1 Class 2A3, 5.51% 1/25/37 (d)	1,485,000	1,483,655
Hyundai Auto Receivables Trust Series 2006-1:
Class A3, 5.13% 6/15/10	4,700,000	4,691,295
Class B, 5.29% 11/15/12	1,945,000	1,940,213
Class C, 5.34% 11/15/12	2,520,000	2,513,839
JP Morgan Mortgage Acquisition Trust:
Series 2006-CH1:
Class A4, 5.46% 1/25/35 (d)	1,645,000	1,642,806
Class M1, 5.54% 5/25/36 (d)	765,000	763,847
Series 2007-CH1:
Class AV4, 5.45% 11/25/36 (d)	1,450,000	1,450,358
Class MV1, 5.55% 11/25/36 (d)	1,180,000	1,173,250
Series 2007-CH3 Class M1, 5.62% 3/1/37 (d)	3,000,000	3,000,000
Keycorp Student Loan Trust Series 2006-A Class 2C, 5.3713% 3/27/42 (d)	11,300,000	11,300,000
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	9,242,500	9,131,962
Long Beach Mortgage Loan Trust:
Series 2003-3 Class M1, 6.07% 7/25/33 (d)	3,741,430	3,744,432
Series 2004-2 Class M1, 5.85% 6/25/34 (d)	5,225,000	5,231,350
Series 2005-1 Class M2, 5.85% 2/25/35 (d)	3,115,000	3,129,757
Series 2006-10 Class 2A3, 5.48% 11/25/36 (d)	3,780,000	3,759,582
Series 2006-9:
Class M10, 7.82% 11/25/36 (d)	2,420,000	1,352,931
Class M4, 5.69% 11/25/36 (d)	815,000	807,739
Class M5, 5.72% 11/25/36 (d)	1,570,000	1,551,245
Class M7, 6.12% 11/25/36 (d)	740,000	661,688
Luminent Mortgage Trust Series 2006-3 Class 12A1, 5.53% 5/25/36 (d)	1,464,229	1,467,733
MASTR Asset Backed Securities Trust:
Series 2006-AM3:
Class A3, 5.49% 10/25/36 (d)	2,205,000	2,200,434
Class M1, 5.58% 10/25/36 (d)	500,000	499,153
Series 2006-HE3 Class A2, 5.42% 8/25/36 (d)	3,345,000	3,337,777
Series 2006-HE5 Class M1, 5.55% 11/25/36 (d)	9,900,000	9,882,129
Asset-Backed Securities - continued
	Principal Amount	Value
MBNA Credit Card Master Note Trust Series 2003-B2 Class B2, 5.71% 10/15/10 (d)	$ 1,610,000	$ 1,615,166
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.82% 7/25/34 (d)	2,004,105	2,004,613
Class M2, 5.87% 7/25/34 (d)	312,249	312,329
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 Class A1, 5.49% 2/25/37 (d)	2,469,269	2,470,653
Merrill Lynch Mortgage Investors Trust Series 2007-HE1 Class M1, 5.72% 2/25/37 (d)	2,340,000	2,353,039
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-OPT1 Class M1, 5.97% 7/25/34 (d)	6,775,000	6,802,747
Series 2006-FM1 Class A2B, 5.43% 4/25/37 (d)	3,101,000	3,100,310
Series 2006-OPT1 Class A1A, 5.58% 6/25/35 (d)	12,371,694	12,401,029
Morgan Stanley ABS Capital I, Inc. Trust Series 2007-NC3 Class A2C, 5.51% 5/25/37 (d)	5,815,000	5,815,000
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.42% 12/27/32 (d)	2,661,439	2,664,213
Series 2003-NC8 Class M1, 6.02% 9/25/33 (d)	3,729,755	3,733,175
Series 2006-HE3 Class A2C, 5.48% 4/25/36 (d)	2,745,000	2,742,939
Series 2006-NC5 Class A2C, 5.47% 10/25/36 (d)	1,285,000	1,282,673
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.82% 1/25/32 (d)	1,385,560	1,386,879
Series 2002-NC1 Class M1, 6.52% 2/25/32 (a)(d)	4,265,276	4,268,126
Series 2002-NC3 Class M1, 6.4% 8/25/32 (d)	2,245,000	2,246,501
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (a)(d)(f)	22,795,000	5,003,936
National Collegiate Student Loan Trust:
Series 2004-1 Class AIO, 5.5% 4/25/11 (f)	2,440,000	439,620
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (f)	16,950,000	2,717,887
Series 2006-2 Class AIO, 6% 8/25/11 (f)	1,210,000	263,288
Series 2006-3 Class AIO, 7.1% 1/25/12 (f)	1,945,000	533,436
Series 2006-4:
Class AI0, 6.35% 2/27/12 (f)	6,185,000	1,586,143
Class D, 6.42% 5/25/32 (d)	8,700,000	8,663,286
Series 2007-1 Class A, 7.27% 4/25/12 (f)	8,315,000	2,533,830
New Century Home Equity Loan Trust Series 2005-D Class M2, 5.79% 2/25/36 (d)	2,775,000	2,720,821
Newcastle CDO VIII Series 2006-8A Class 4, 5.92% 11/1/52 (a)(d)	7,900,000	7,670,489
Nissan Auto Lease Trust Series 2006-A Class A3, 5.11% 3/15/10	20,000,000	19,921,032
Nissan Auto Receivables Owner Trust Series 2005-A Class A4, 3.82% 7/15/10	9,030,000	8,889,680
Asset-Backed Securities - continued
	Principal Amount	Value
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.77% 6/25/34 (d)	$ 1,425,000	$ 1,426,782
Class M4, 6.295% 6/25/34 (d)	2,395,000	2,398,973
NovaStar Mortgage Funding Trust Series 2007-1 Class A2C, 5.5% 3/25/37 (d)	2,350,000	2,347,816
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	1,599,926	1,595,072
Ownit Mortgage Loan Trust Series 2006-7:
Class A2C, 5.48% 10/25/37 (d)	1,975,000	1,971,615
Class M1, 5.57% 10/25/37 (d)	965,000	963,397
Park Place Securities, Inc.:
Series 2004-WCW2 Class A2, 5.7% 10/25/34 (d)	328,323	328,386
Series 2005-WCH1 Class M2, 5.84% 1/25/35 (d)	9,300,000	9,329,993
Pinnacle Capital Asset Trust Series 2006-A:
Class A3, 5.29% 5/26/09 (a)	8,000,000	7,989,882
Class B, 5.51% 9/25/09 (a)	985,000	983,004
Class C, 5.77% 5/25/10 (a)	915,000	912,490
Providian Gateway Owner Trust:
Series 2004-DA Class C, 3.95% 9/15/11 (a)	1,750,000	1,740,703
Series 2004-FA Class D, 4.45% 11/15/11 (a)	5,000,000	4,973,438
Providian Master Note Trust Series 2006-C1A Class C1, 5.87% 3/16/15 (a)(d)	11,090,000	11,090,000
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (a)	2,775,000	2,708,643
Residential Asset Mortgage Products, Inc. Series 2007-RZ1 Class A2, 5.48% 2/25/37 (d)	3,515,000	3,512,701
Residential Asset Securities Corp. Series 2006-EMX8 Class 1A2, 5.44% 10/25/36 (d)	2,455,000	2,454,007
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 7.04% 1/25/36 (d)	500,000	440,136
Series 2006-WM4 Class M1, 5.56% 11/25/36 (d)	1,695,000	1,691,971
Series 2007-NC1 Class M1, 5.56% 12/25/36 (d)	4,545,000	4,537,549
SG Mortgage Securities Trust Series 2006-OPT2 Class M1, 5.56% 10/25/36 (d)	1,875,000	1,871,833
Sierra Timeshare Receivables Funding LLC Series 2007-1A Class A2, 5.51% 3/20/19 (d)	3,405,000	3,405,000
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC4 Class M1, 5.92% 11/25/34 (d)	2,830,000	2,839,806
Series 2006-AB2 Class N1, 5.75% 6/25/37 (a)	3,830,137	3,801,411
Structured Asset Securities Corp.:
Series 2004-1 Class 1A, 5.62% 4/25/34 (d)	9,216,491	9,217,047
Series 2006-BC3:
Class M1, 5.57% 10/25/36 (d)	3,085,000	3,078,791
Asset-Backed Securities - continued
	Principal Amount	Value
Structured Asset Securities Corp.: - continued
Class M7, 6.12% 10/25/36 (d)	$ 1,522,000	$ 1,407,850
Superior Wholesale Inventory Financing Trust:
Series 2004-A10 Class B, 5.6% 9/15/11 (d)	4,825,000	4,832,321
Series 2007-AE1:
Class A, 5.42% 1/15/12 (d)	1,170,000	1,170,318
Class B, 5.62% 1/15/12 (d)	975,000	974,717
Class C, 5.92% 1/15/12 (d)	1,220,000	1,219,987
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (a)(d)	13,670,000	13,738,401
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.52% 6/15/10 (d)	1,655,000	1,668,889
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24	12,407,525	12,274,144
Thornburg Mortgage Securities Trust Series 2006-6 Class A1, 5.43% 12/25/36 (d)	6,437,306	6,433,059
Trapeza CDO XII Ltd./, Inc. Series 2007-12A:
Class A3, 5.8116% 4/6/42 (a)(d)	860,000	860,000
Class B, 5.9116% 4/6/42 (a)(d)	5,720,000	5,720,000
Triad Auto Receivables Owner Trust Series 2006-C:
Class A2, 5.4% 1/12/10	3,215,448	3,215,298
Class A3, 5.26% 11/14/11	7,810,000	7,795,001
Turquoise Card Backed Securities PLC Series 2006-2:
Class B, 5.47% 10/17/11 (d)	4,060,000	4,060,000
Class C, 5.67% 10/17/11 (d)	3,815,000	3,815,000
UPFC Auto Receivables Trust Series 2006-B Class A3, 5.01% 8/15/12	15,000,000	14,908,143
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	6,200,000	6,171,655
Wachovia Auto Loan Trust Series 2006-2A:
Class A3, 5.23% 8/22/11 (a)	5,380,000	5,368,849
Class D, 5.54% 12/20/12 (a)	3,050,000	3,045,651
WaMu Asset-Backed Certificates Series 2006-HE5:
Class M1, 5.57% 10/25/36 (d)	2,900,000	2,895,602
Class M9, 7.82% 10/25/36 (d)	1,680,000	1,334,550
WaMu Master Note Trust:
Series 2006-C3A Class C3A, 5.7% 10/15/13 (a)(d)	5,750,000	5,749,951
Series 2007-C1 Class C1, 5.72% 5/15/14 (a)(d)	5,370,000	5,370,000
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	102,247	101,451
Series 2005-1 Class D, 4.09% 8/15/12	322,928	319,835
Series 2005-2 Class C, 4.62% 11/19/12	10,000,000	9,891,008
Asset-Backed Securities - continued
	Principal Amount	Value
World Omni Auto Receivables Trust:
Series 2005-A Class A3, 3.54% 6/12/09	$ 3,181,664	$ 3,165,073
Series 2006-A Class A3, 5.01% 10/15/10	14,015,000	13,976,198
TOTAL ASSET-BACKED SECURITIES (Cost $1,074,760,043)		1,068,834,175
Collateralized Mortgage Obligations - 24.6%

Private Sponsor - 24.6%
American Home Mortgage Investment Trust floater Series 2005-4 Class 1A1, 5.61% 3/25/35 (d)	457,334	459,087
Arkle Master Issuer PLC:
floater:
Series 2006-1A:
Class 1C, 5.61% 2/17/52 (a)(d)	1,015,000	1,014,960
Class 3C, 5.75% 2/17/52 (a)(d)	620,000	619,976
Series 2006-2A:
Class 1B, 5.44% 2/17/52 (a)(d)	925,000	924,964
Class 1C, 5.6% 2/17/52 (a)(d)	1,110,000	1,109,957
Class 1M, 5.51% 2/17/52 (a)(d)	465,000	464,982
Class 2B, 5.48% 2/17/52 (a)(d)	2,890,000	2,889,887
Class 2C, 5.74% 2/17/52 (a)(d)	3,535,000	3,534,862
Class 2M, 5.56% 2/17/52 (a)(d)	1,965,000	1,964,923
sequential payer Series 2007-1A Class 1C, 5.62% 2/17/52 (a)(d)	5,610,000	5,610,000
Banc of America Mortgage Securities, Inc.:
Series 2003-I Class 2A6, 4.1545% 10/25/33 (d)	10,750,000	10,634,372
Series 2003-K:
Class 1A1, 5.984% 12/25/33 (d)	866,150	873,485
Class 2A1, 4.1611% 12/25/33 (d)	13,188,357	12,974,215
Series 2003-L Class 2A1, 3.9696% 1/25/34 (d)	19,226,316	18,939,548
Series 2004-1 Class 2A2, 4.6852% 10/25/34 (d)	9,767,528	9,673,175
Series 2004-B:
Class 1A1, 6.1823% 3/25/34 (d)	1,641,990	1,633,015
Class 2A2, 4.0991% 3/25/34 (d)	9,784,649	9,680,120
Series 2004-C Class 1A1, 5.9213% 4/25/34 (d)	2,236,547	2,224,205
Series 2004-D:
Class 1A1, 4.2111% 5/25/34 (d)	6,514,642	6,522,034
Class 2A2, 4.1978% 5/25/34 (d)	23,328,832	23,040,434
Series 2004-G Class 2A7, 4.5386% 8/25/34 (d)	17,888,096	17,706,372
Series 2004-H Class 2A1, 4.4717% 9/25/34 (d)	18,038,784	17,822,232
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-J:
Class 1A2, 4.2212% 11/25/34 (d)	$ 2,714,439	$ 2,725,031
Class 2A1, 4.7773% 11/25/34 (d)	17,721,575	17,502,409
Series 2005-J:
Class 2A4, 5.0918% 11/25/35 (d)	7,646,000	7,475,649
Class 2A5, 5.0918% 11/25/35 (d)	4,121,000	4,025,326
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0854% 8/25/35 (d)	28,288,176	28,296,484
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.6% 1/25/35 (d)	308,374	308,896
Series 2005-2 Class 1A1, 5.57% 3/25/35 (d)	335,981	336,267
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.628% 10/12/41 (a)(d)(f)	28,365,000	607,107
Citigroup Mortgage Loan Trust floater Series 2006-FX1 Class A2, 5.52% 10/25/36 (d)	5,758,000	5,768,397
Countrywide Home Loans, Inc. 4.4631% 6/20/35 (d)	1,440,000	1,407,038
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-4 Class 5A2, 5.72% 3/25/35 (d)	1,308,233	1,312,451
Series 2005-10 Class 5A2, 5.64% 1/25/36 (d)	537,865	539,175
Series 2005-8 Class 7A2, 5.6% 11/25/35 (d)	247,964	248,824
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (d)	194,785	194,849
Series 2004-AR6 Class 9A2, 5.69% 10/25/34 (d)	794,630	795,654
Series 2005-6 Class 1A2, 5.59% 7/25/35 (d)	7,656,284	7,667,131
Fosse Master Issuer PLC floater:
Series 2006-1 Class B2, 5.5188% 10/18/54 (a)(d)	3,315,000	3,315,000
Series 2006-1A:
Class A1, 5.35% 10/18/31 (a)(d)	1,506,733	1,506,733
Class B1, 5.4488% 10/18/54 (a)(d)	1,435,000	1,435,000
Class C2, 5.8288% 10/18/54 (a)(d)	1,110,000	1,110,000
Class M1, 5.5288% 10/18/54 (a)(d)	830,000	830,000
Class M2, 5.6088% 10/18/54 (a)(d)	1,900,000	1,900,000
GMAC Mortgage Loan Trust Series 2005-AR6 Class 3A1, 5.2972% 11/19/35 (d)	24,545,510	24,272,024
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 5.83% 11/20/56 (a)(d)	5,185,000	5,184,844
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 5.43% 12/21/24 (d)	8,193,750	8,195,258
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Class A4, 5.45% 12/20/54 (d)	$ 8,460,000	$ 8,468,282
Series 2005-4 Class C2, 5.91% 12/20/54 (d)	1,995,000	2,000,611
Series 2006-1A:
Class A5, 5.43% 12/20/54 (a)(d)	15,000,000	15,004,688
Class C2, 5.96% 12/20/54 (a)(d)	4,555,000	4,554,863
Series 2006-2 Class C1, 5.8281% 12/20/54 (d)	240,000	239,766
Series 2006-4:
Class B1, 5.44% 12/20/54 (d)	3,540,000	3,539,894
Class C1, 5.73% 12/20/54 (d)	2,165,000	2,164,935
Class M1, 5.52% 12/20/54 (d)	930,000	929,972
Series 2007-1:
Class 1C1, 5.65% 12/20/54 (d)	1,975,000	1,971,991
Class 1M1, 5.5% 12/20/54 (d)	1,490,000	1,488,836
Class 2B1, 5.47% 12/20/54 (d)	1,590,000	1,588,013
Class 2C1, 5.78% 12/20/54 (d)	880,000	879,209
Class 2M1, 5.6% 12/20/54 (d)	1,915,000	1,915,449
Series 2007-2 Class 2C1, 5.7657% 12/17/54 (d)	2,645,000	2,645,000
Granite Mortgages PLC floater Series 2004-3 Class 2A1, 5.49% 9/20/44 (d)	1,846,004	1,847,769
GSAMP Trust Series 2007-AR2 Class 2A1, 4.853% 4/25/35 (d)	1,502,964	1,485,565
GSR Mortgage Loan Trust Series 2006-AR2 Class 4A1, 5.8537% 4/25/36 (d)	7,428,619	7,406,625
Holmes Master Issuer PLC:
floater Series 2007-1 Class 1C1, 5.6251% 7/15/40 (a)(d)	3,060,000	3,057,968
Series 2007-1 Class 2C1, 5.7651% 7/15/40 (d)	840,000	839,016
Impac CMB Trust floater Series 2005-2 Class 1A2, 5.63% 4/25/35 (d)	385,546	386,011
JP Morgan Mortgage Trust:
Series 2006-A2 Class 5A1, 3.7551% 11/25/33 (d)	8,035,638	7,924,817
Series 2007-A1 Class 3A2, 5.0105% 7/25/35 (d)	6,093,469	6,016,503
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3154% 5/25/17 (d)	15,591,628	15,565,433
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 5.59% 3/25/35 (d)	75,560	75,631
MASTR Asset Backed Securities Trust floater Series 2006-NC3 Class M1, 5.55% 10/25/36 (d)	2,860,000	2,855,602
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2377% 8/25/17 (d)	16,147,789	16,353,174
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 5.49% 6/15/22 (a)(d)	$ 230,000	$ 230,246
Class C, 5.51% 6/15/22 (a)(d)	1,495,000	1,495,292
Class D, 5.52% 6/15/22 (a)(d)	575,000	575,313
Class E, 5.53% 6/15/22 (a)(d)	920,000	921,414
Class F, 5.56% 6/15/22 (a)(d)	690,000	690,514
Class G, 5.63% 6/15/22 (a)(d)	345,000	345,169
Class H, 5.65% 6/15/22 (a)(d)	690,000	690,135
Class J, 5.69% 6/15/22 (a)(d)	805,000	805,076
Class TM, 5.82% 6/15/22 (a)(d)	16,190,000	16,209,700
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-E Class A2, 5.7181% 10/25/28 (d)	212,953	213,258
Series 2004-B Class A2, 5.6388% 6/25/29 (d)	204,057	204,125
Series 2003-G Class XA1, 1% 1/25/29 (f)	25,397,410	132,282
Series 2003-H Class XA1, 1% 1/25/29 (f)	20,069,408	117,571
Nomura Home Equity Loan, Inc. floater Series 2006-FM2:
Class M1, 5.61% 7/25/36 (d)	3,345,000	3,343,384
Class M7, 6.12% 7/25/36 (d)	910,000	795,015
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 5.62% 3/25/37 (d)	2,880,000	2,894,598
Permanent Financing No. 3 PLC floater Series 2006-3 Class 3A, 5.52% 9/10/33 (d)	1,160,000	1,161,825
Permanent Financing No. 8 PLC floater Series 3C, 5.86% 6/10/42 (d)	1,050,000	1,050,568
Permanent Financing No. 9 PLC floater Series 2006-9A Class 3A, 5.44% 6/10/33 (a)(d)	7,110,000	7,126,019
Permanent Master Issuer PLC floater:
Series 2006-1 Class 2C, 5.7556% 7/17/42 (d)	4,910,000	4,909,617
Series 2007-1 Class 4A, 5.4356% 10/15/33 (d)	10,110,000	10,109,495
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B4, 7.07% 7/10/35 (a)(d)	9,398,005	9,538,975
Class B5, 7.67% 7/10/35 (a)(d)	8,725,923	8,739,558
Class B6, 8.17% 7/10/35 (a)(d)	3,805,060	3,881,161
Series 2003-CB1:
Class B3, 6.77% 6/10/35 (a)(d)	4,264,777	4,318,086
Class B4, 6.97% 6/10/35 (a)(d)	3,810,485	3,862,879
Class B5, 7.57% 6/10/35 (a)(d)	2,600,587	2,642,846
Class B6, 8.07% 6/10/35 (a)(d)	1,543,664	1,574,537
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-B:
Class B4, 6.42% 2/10/36 (a)(d)	$ 1,548,000	$ 1,569,285
Class B5, 6.87% 2/10/36 (a)(d)	1,047,877	1,060,975
Class B6, 7.32% 2/10/36 (a)(d)	381,046	385,809
Series 2004-C:
Class B4, 6.27% 9/10/36 (a)(d)	1,923,209	1,947,249
Class B5, 6.67% 9/10/36 (a)(d)	2,115,529	2,136,685
Class B6, 7.07% 9/10/36 (a)(d)	288,481	289,924
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 5.42% 9/25/46 (d)	4,390,901	4,386,784
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	10,840,495	10,921,236
Series 2004-SL2 Class A1, 6.5% 10/25/16	3,573,458	3,628,754
Series 2004-SL3 Class A1, 7% 8/25/16	2,077,157	2,112,287
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 5.77% 6/25/33 (a)(d)	2,521,015	2,534,900
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(f)	25,611,020	83,981
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.72% 9/20/33 (d)	361,560	361,502
Series 2004-12 Class 1A2, 5.66% 1/20/35 (d)	183,308	183,730
Series 2004-4 Class A, 5.6206% 5/20/34 (d)	172,026	171,999
Series 2004-5 Class A3, 5.6409% 6/20/34 (d)	198,950	198,870
Series 2004-6 Class A3A, 5.6675% 6/20/35 (d)	188,733	188,949
Series 2004-7 Class A3A, 5.71% 8/20/34 (d)	169,225	169,556
Series 2005-1 Class A2, 5.6406% 2/20/35 (d)	172,540	173,028
SG Mortgage Securities Trust floater Series 2006-OPT2 Class A3C, 5.47% 10/25/36 (d)	4,415,000	4,408,630
Structured Asset Securities Corp. floater:
Series 2006-BC5 Class M1, 5.56% 12/25/36 (d)	15,000,000	14,970,938
Series 2007-MLN1 Class M1, 5.67% 1/25/37 (a)(d)	1,175,000	1,172,980
Triad Automobile Receivables Trust sequential payer Series 2007-A Class A3, 5.27% 2/13/12	15,000,000	14,979,900
WaMu Mortgage pass-thru certificates:
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	419,782	418,540
Series 2003-AR12 Class A5, 4.043% 2/25/34	5,000,000	4,925,404
Series 2007-HY1 Class 4A1, 5.4859% 2/25/37 (d)	4,374,972	4,345,171
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
WaMu Mortgage Securities Corp. sequential payer:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	$ 3,590,105	$ 3,679,278
Series 2004-RA2 Class 2A, 7% 7/25/33	4,240,020	4,314,220
Wells Fargo Mortgage Backed Securities Trust:
sequential payer Series 2006-AR10 Class 5A5, 5.5996% 7/25/36 (d)	4,910,000	4,913,378
Series 2004-T Class A1, 4.5878% 9/25/34 (d)	12,742,205	12,832,144
Series 2005-AR10 Class 2A2, 4.1092% 6/25/35 (d)	47,847,394	47,100,219
Series 2005-AR12 Class 2A6, 4.3195% 7/25/35 (d)	12,097,460	11,872,705
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	30,603,215	30,048,768
Series 2005-AR4 Class 2A2, 4.5246% 4/25/35 (d)	13,540,792	13,295,326
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $687,567,108)		682,843,737
Commercial Mortgage Securities - 18.2%

Asset Securitization Corp. sequential payer Series 1995-MD4 Class A1, 7.1% 8/13/29	118,483	118,628
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-5 Class A1, 5.185% 7/10/11	869,778	863,919
Series 2006-5 Class XP, 0.832% 9/10/47 (f)	28,196,208	829,936
Series 2007-2 Class A1, 5.421% 1/10/12	2,195,000	2,195,281
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2004-2 Class A2, 3.52% 11/10/38	2,245,842	2,183,418
Series 2002-2 Class XP, 2.0046% 7/11/43 (a)(d)(f)	9,866,243	385,148
Series 2003-2 Class XP, 0.4043% 3/11/41 (a)(d)(f)	142,188,247	1,227,852
Banc of America Large Loan, Inc. floater:
Series 2006-BIX1:
Class A1, 5.39% 10/15/19 (a)(d)	1,416,224	1,417,049
Class A2, 5.43% 10/15/19 (a)(d)	360,000	360,297
Class B, 5.46% 10/15/19 (a)(d)	410,000	410,338
Class C, 5.5% 10/15/19 (a)(d)	925,000	925,872
Class D, 5.53% 10/15/19 (a)(d)	1,130,000	1,131,199
Class E, 5.56% 10/15/19 (a)(d)	615,000	615,288
Class F, 5.63% 10/15/19 (a)(d)	820,000	820,238
Class G, 5.65% 10/15/19 (a)(d)	870,000	870,101
Class JCA, 5.92% 10/15/19 (a)(d)	446,942	442,998
Class JCP, 5.82% 10/15/19 (a)(d)	235,776	235,496
Class KCA, 5.97% 10/15/19 (a)(d)	305,397	304,046
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater: - continued
Class KCP, 5.87% 10/15/19 (a)(d)	$ 384,496	$ 381,102
Class LCA, 6.07% 10/15/19 (a)(d)	355,048	353,478
Class LCP, 5.97% 10/15/19 (a)(d)	1,418,282	1,412,006
Series 2006-ESH:
Class A, 6.18% 7/14/11 (a)(d)	6,498,244	6,484,835
Class B, 6.28% 7/14/11 (a)(d)	3,240,469	3,231,335
Class C, 6.43% 7/14/11 (a)(d)	6,489,591	6,470,612
Class D, 7.06% 7/14/11 (a)(d)	3,771,696	3,771,755
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.68% 4/25/34 (a)(d)	3,715,435	3,718,338
Class B, 7.22% 4/25/34 (a)(d)	428,704	426,025
Class M1, 5.88% 4/25/34 (a)(d)	333,436	333,749
Class M2, 6.52% 4/25/34 (a)(d)	333,436	334,166
Series 2004-2 Class A, 5.75% 8/25/34 (a)(d)	4,407,112	4,416,064
Series 2004-3:
Class A1, 5.69% 1/25/35 (a)(d)	7,521,396	7,530,798
Class A2, 5.74% 1/25/35 (a)(d)	1,069,989	1,071,494
Class M1, 5.82% 1/25/35 (a)(d)	1,290,281	1,290,886
Series 2005-2A Class A1, 5.63% 8/25/35 (a)(d)	2,509,457	2,513,777
Series 2005-3A Class A2, 5.72% 11/25/35 (a)(d)	854,540	857,531
Series 2006-4A:
Class A1, 5.55% 12/25/36 (a)(d)	2,347,344	2,342,872
Class A2, 5.59% 12/25/36 (a)(d)	2,664,813	2,659,741
Class B1, 6.02% 12/25/36 (a)(d)	173,165	164,947
Class B2, 6.57% 12/25/36 (a)(d)	163,544	152,693
Class B3, 7.77% 12/25/36 (a)(d)	298,228	285,061
Class M1, 5.61% 12/25/36 (a)(d)	380,000	379,565
Class M2, 5.63% 12/25/36 (a)(d)	240,507	237,149
Class M3, 5.66% 12/25/36 (a)(d)	244,355	239,675
Class M4, 5.72% 12/25/36 (a)(d)	295,295	288,344
Class M5, 5.76% 12/25/36 (a)(d)	269,367	268,245
Class M6, 5.84% 12/25/36 (a)(d)	240,507	239,691
Series 2007-1:
Class A2, 5.59% 3/25/37 (a)(d)	1,024,364	1,021,963
Class B1, 5.99% 3/25/37 (a)(d)	326,821	317,731
Class B2:
6.47% 3/25/37 (a)(d)	234,140	227,116
6.92% 7/25/37 (a)(d)	665,000	665,000
Class B3, 8.67% 3/25/37 (a)(d)	673,153	658,428
Class M1, 5.59% 3/25/37 (a)(d)	273,164	271,499
Class M2, 5.61% 3/25/37 (a)(d)	204,873	203,240
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-1:
Class M3, 5.64% 3/27/37 (a)(d)	$ 185,361	$ 183,189
Class M4, 5.69% 3/25/37 (a)(d)	136,582	133,125
Class M5, 5.74% 3/25/37 (a)(d)	229,262	222,958
Class M6, 5.82% 3/25/37 (a)(d)	321,943	312,385
Series 2007-2A:
Class A1, 5.62% 7/25/37 (a)(d)	805,000	805,000
Class A2, 5.67% 7/25/37 (a)(d)	755,000	755,000
Class B1, 7.07% 7/25/37 (a)(d)	225,000	225,000
Class B2, 7.57% 7/25/37 (a)(d)	195,000	195,000
Class B3, 8.82% 7/25/37 (a)(d)	215,000	215,000
Class M1, 5.72% 7/25/37 (a)(d)	255,000	255,000
Class M2, 5.77% 7/25/37 (a)(d)	130,000	130,000
Class M3, 5.82% 7/25/37 (a)(d)	130,000	130,000
Class M4, 5.97% 7/25/37 (a)(d)	280,000	280,000
Class M5, 6.07% 7/25/37 (a)(d)	245,000	245,000
Class M6, 6.42% 7/25/37 (a)(d)	310,000	310,000
Series 2007-3:
Class B1, 6.27% 7/25/37 (a)(d)	255,000	255,000
Class B3, 9.32% 7/25/37 (a)(d)	340,000	340,000
Class M1, 5.63% 7/25/37 (d)	220,000	220,000
Class M2, 5.66% 7/25/37 (d)	235,000	235,000
Class M3, 5.69% 7/25/37 (d)	385,000	385,000
Class M4, 5.82% 7/25/37 (d)	605,000	605,000
Class M5, 5.92% 7/25/37 (d)	305,000	305,000
Class M6, 6.12% 7/25/37 (d)	230,000	230,000
Bear Stearns Commercial Mortgage Securities, Inc. Series 2007-PW15:
Class A1, 5.016% 2/11/44	1,708,588	1,690,198
Class X2, 0.5582% 2/11/44 (a)(d)(f)	118,660,000	2,433,800
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 5.57% 3/15/22 (a)(d)	490,000	490,000
Class E, 5.62% 3/15/22 (a)(d)	2,550,000	2,550,000
Class F, 5.67% 5/15/22 (a)(d)	1,565,000	1,565,000
Class G, 5.72% 3/15/22 (a)(d)	400,000	400,000
Class H, 5.87% 3/15/22 (a)(d)	490,000	490,000
Class J, 6.02% 3/15/22 (a)(d)	490,000	490,000
Class MS-6, 6.22% 3/15/22 (a)(d)	975,000	975,000
Class MS5, 5.97% 3/15/22 (a)(d)	1,760,000	1,760,000
Class X-1M, 1.12% 3/15/22 (a)(f)	81,835,000	971,791
sequential payer Series 2006-T24 Class A1, 4.905% 10/12/41 (d)	2,615,254	2,576,766
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup Commercial Mortgage Trust floater Series 2006-FL2:
Class A1, 5.39% 11/15/36 (a)(d)	$ 650,650	$ 651,071
Class A2, 5.43% 11/15/36 (a)(d)	2,055,000	2,056,719
Class B, 5.46% 11/15/36 (a)(d)	515,000	515,486
Class C, 5.49% 11/15/36 (a)(d)	515,000	515,486
Class CNP-1, 6.12% 8/16/21 (a)(d)	545,000	545,000
Class D, 5.53% 11/15/36 (a)(d)	410,000	410,459
Class E, 5.56% 11/15/36 (a)(d)	310,000	310,149
Class F, 5.63% 8/16/21 (a)(d)	515,000	515,156
Class G, 5.65% 11/15/36 (a)(d)	515,000	515,066
Class H, 5.69% 11/15/36 (a)(d)	410,000	410,029
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2006-C1 Class A1, 5.043% 8/15/48	9,411,060	9,314,022
COMM:
sequential payer Series 1999-1 Class A2, 6.455% 5/15/32	11,274,494	11,349,059
Series 2004-LBN2 Class X2, 1.1125% 3/10/39 (a)(d)(f)	31,499,233	769,088
Series 2006-C8:
Class A1, 5.11% 12/10/46	2,510,955	2,490,022
Class XP, 0.6963% 12/10/46 (d)(f)	138,960,000	3,447,167
Commercial Mortgage Asset Trust sequential pay Series 1999-C2 Class A1, 7.285% 11/17/32	361,303	362,726
Commercial Mortgage pass-thru certificates floater:
Series 2005-FL11:
Class B, 5.57% 11/15/17 (a)(d)	2,692,843	2,694,109
Class C, 5.62% 11/15/17 (a)(d)	1,873,754	1,874,756
Series 2006-FL12:
Class AJ, 5.45% 12/15/20 (a)(d)	5,645,000	5,649,970
Class CA1, 5.87% 12/15/20 (a)(d)	229,737	229,737
Class CA2, 5.92% 12/15/20 (a)(d)	359,225	359,113
Class CA3, 5.97% 12/15/20 (a)(d)	413,526	413,397
Class CA4, 6.07% 12/15/20 (a)(d)	455,297	455,154
Class CN1, 5.82% 12/15/20 (a)(d)	877,811	877,537
Class CN2, 5.87% 12/15/20 (a)(d)	471,551	471,404
Class CN3, 5.97% 12/15/20 (a)(d)	457,042	456,899
Series 2007-FL14:
Class F, 5.82% 6/15/22 (a)(d)	2,255,000	2,255,000
Class G, 5.87% 6/15/22 (a)(d)	625,000	625,000
Class H, 6.02% 6/15/22 (a)(d)	625,000	625,000
Class MLK1, 6.12% 6/15/22 (a)(d)	1,705,000	1,705,000
Class MLK2, 6.32% 6/15/22 (a)(d)	945,000	945,000
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass-thru certificates floater: - continued
Series 2007-FL14:
Class MLK3, 6.52% 6/15/22 (a)(d)	$ 1,135,000	$ 1,135,000
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A1, 5.297% 12/15/39	6,656,051	6,620,117
Series 2006-C5 Class ASP, 0.874% 12/15/39 (d)(f)	85,375,000	2,881,637
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2006-TF2A:
Class A2, 6.82% 7/15/19 (a)(d)	2,915,000	2,915,000
Class SHDC, 6.32% 7/15/19 (a)(d)	1,390,000	1,374,809
Series 2006-TFL2:
Class A2, 5.49% 10/15/21 (a)(d)	10,000,000	10,008,590
Class SHDD, 6.67% 7/15/19 (a)(d)	785,000	785,000
sequential payer Series 1998-C1 Class A1B, 6.48% 5/17/40	14,056,553	14,145,722
Series 1997-C2 Class D, 7.27% 1/17/35	20,440,000	20,710,703
Series 2002-CP5 Class A1, 4.106% 12/15/35	2,031,162	1,968,464
Series 2003-C4 Class ASP, 0.5497% 8/15/36 (a)(d)(f)	92,363,609	1,022,050
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A Class AFL, 5.49% 11/15/36 (a)(d)	1,595,000	1,594,981
CSMC Commercial Mortgage Trust floater Series 2006-TFLA Class D, 5.6% 4/15/21 (a)(d)	1,440,000	1,440,741
DLJ Commercial Mortgage Corp. sequential payer:
Series 1998-CF1 Class A1B, 6.41% 2/18/31	5,932,038	5,943,712
Series 1999-CG1 Class A1B, 6.46% 3/10/32	4,518,518	4,573,562
First Union-Lehman Brothers Commercial Mortgage Trust sequential payer Series 1997-C2 Class A3, 6.65% 11/18/29	4,712,970	4,709,582
GE Capital Commercial Mortgage Corp. Series 2007-C1 Class XP, 0.429% 12/10/49 (d)(f)	96,490,000	1,245,290
GE Commercial Mortgage Corp. Series 2004-C1 Class X2, 1.2447% 11/10/38 (d)(f)	97,255,954	2,774,956
Global Signal Trust III Series 2006-1 Class B, 5.588% 2/15/36	5,440,000	5,417,777
GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Class X2, 0.8616% 12/10/38 (a)(d)(f)	109,063,583	1,944,407
Greenwich Capital Commercial Funding Corp.:
Series 2003-C1 Class XP, 2.2337% 7/5/35 (a)(d)(f)	71,447,907	2,891,182
Series 2003-C2 Class XP, 1.1952% 1/5/36 (a)(d)(f)	124,696,134	3,049,743
Series 2007-GG9 Class A1, 5.233% 3/10/39	1,546,159	1,562,587
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II:
sequential payer:
Series 2003-C1 Class A2A, 3.59% 1/10/40	$ 38,170,000	$ 37,732,156
Series 2004-C1 Class A1, 3.659% 10/10/28	27,248,904	26,656,404
Series 1998-GLII Class E, 7.1908% 4/13/31 (d)	8,460,000	8,562,639
Host Marriott Pool Trust sequential payer Series 1999-HMTA Class A, 6.98% 8/3/15 (a)	2,671,938	2,715,833
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 1.1569% 1/15/38 (a)(d)(f)	25,988,436	728,700
Series 2004-CB8 Class X2, 1.275% 1/12/39 (a)(d)(f)	26,636,057	857,684
JPMorgan Chase Commercial Securities Trust floater Series 2006-FLA2:
Class A2, 5.45% 11/15/18 (a)(d)	1,875,000	1,876,949
Class B, 5.49% 11/15/18 (a)(d)	1,498,801	1,500,312
Class C, 5.53% 11/15/18 (a)(d)	1,063,506	1,064,712
Class D, 5.55% 11/15/18 (a)(d)	375,937	376,125
Class E, 5.6% 11/15/18 (a)(d)	563,905	564,081
Class F, 5.65% 11/15/18 (a)(d)	845,858	845,985
Class G, 5.68% 11/15/18 (a)(d)	732,088	732,144
Class H, 5.82% 11/15/18 (a)(d)	563,905	563,901
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C7 Class A2, 5.533% 12/15/25	2,904,442	2,902,243
Series 2003-C3 Class A2, 3.086% 5/15/27	9,205,000	9,008,617
Series 2006-C7 Class A1, 5.279% 11/15/38	751,431	749,707
Series 2007-C1 Class A1, 5.391% 2/15/40 (d)	1,020,045	1,019,113
Series 2004-C2 Class XCP, 1.2942% 3/1/36 (a)(d)(f)	59,484,138	1,691,866
Series 2004-C4 Class A2, 4.567% 6/15/29 (d)	2,825,000	2,783,854
Series 2007-C2 Class A1, 5.226% 2/15/40	827,424	823,453
Morgan Stanley Capital I Trust:
floater:
Series 2007-XLCA Class B, 5.82% 7/17/17 (a)(d)	2,695,000	2,694,983
Series 2007-XLFA:
Class MHRO, 6.01% 10/15/20 (a)(d)	931,091	931,085
Class MJPM, 6.32% 10/15/20 (a)(d)	327,642	327,640
Class MSTR, 6.02% 10/15/20 (a)(d)	505,000	504,997
Class NHRO, 6.21% 10/15/20 (a)(d)	1,433,151	1,433,140
Class NSTR, 6.17% 10/15/20 (a)(d)	460,000	459,997
sequential payer:
Series 2007-HQ11 Class A1, 5.246% 2/20/44 (d)	1,662,882	1,653,232
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,561,098	1,540,915
Series 2007-IQ14 Class A1, 5.38% 4/15/49	3,730,000	3,723,810
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-T25 Class A1, 5.391% 11/12/49	$ 2,358,166	$ 2,353,682
Series 2006-HQ10 Class X2, 0.6955% 11/1/41 (a)(d)(f)	67,618,051	1,550,631
Series 2007-XLC1:
Class C, 5.92% 7/17/17 (a)(d)	3,330,000	3,329,978
Class D, 6.02% 7/17/07 (a)(d)	1,565,000	1,564,990
Class E, 6.12% 7/17/17 (a)(d)	1,275,000	1,274,991
Morgan Stanley Capital I, Inc.:
floater Series 2006-XLF Class F, 5.64% 7/15/19 (a)(d)	1,975,000	1,977,485
sequential pay Series 1998-HF2 Class A2, 6.48% 11/15/30	4,344,188	4,369,292
sequential payer Series 2006-HQ8 Class A1, 5.124% 3/12/44	738,199	733,649
Mortgage Capital Funding, Inc. sequential payer Series 1998-MC2 Class A2, 6.423% 6/18/30	21,975,634	22,010,333
Thirteen Affiliates of General Growth Properties, Inc. sequential payer Series 1 Class A2, 6.602% 11/15/07 (a)	69,000,000	69,313,729
TrizecHahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (a)	9,647,505	9,699,341
Class E3, 7.253% 3/15/13 (a)	11,693,356	11,814,148
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2007-C31 Class A1, 5.14% 4/15/47	1,460,000	1,449,277
Series 2003-C8 Class XP, 0.7313% 11/15/35 (a)(d)(f)	64,642,366	725,895
Series 2003-C9 Class XP, 0.7095% 12/15/35 (a)(d)(f)	46,709,896	652,252
Series 2006-C29 Class A1, 5.11% 11/15/48 (c)	8,450,703	8,365,449
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $513,627,393)		506,663,019
Fixed-Income Funds - 1.7%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $45,994,970)	462,261	45,828,556
Cash Equivalents - 2.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.32%, dated 5/31/07 due 6/1/07 (Collateralized by U.S. Government Obligations) # (Cost $56,438,000)	$ 56,446,335	$ 56,438,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $2,812,196,214)		2,792,369,059
NET OTHER ASSETS - (0.6)%		(16,079,221)
NET ASSETS - 100%		$ 2,776,289,838
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
283 Eurodollar 90 Day Index Contracts	June 2007	$ 279,207,800	$ (212,857)
283 Eurodollar 90 Day Index Contracts	Sept. 2007	279,225,488	(301,220)
283 Eurodollar 90 Day Index Contracts	Dec. 2007	279,257,325	(365,207)
283 Eurodollar 90 Day Index Contracts	March 2008	279,310,388	(338,845)
283 Eurodollar 90 Day Index Contracts	June 2008	279,349,300	(310,257)
283 Eurodollar 90 Day Index Contracts	Sept. 2008	279,366,988	(291,845)
283 Eurodollar 90 Day Index Contracts	Dec. 2008	279,370,525	(351,382)
283 Eurodollar 90 Day Index Contracts	March 2009	279,370,525	(333,657)
283 Eurodollar 90 Day Index Contracts	June 2009	279,359,913	(376,118)
TOTAL EURODOLLAR CONTRACTS			$ (2,881,388)
Swap Agreements
		Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.5% and pay Goldman Sachs upon default event of Merrill Lynch Mortgage Investors, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors, Inc. Series 2006-HE5 Class B3, 7.32% 8/25/37

	Sept. 2037	$ 10,000,000	$ (1,143,217)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34

	Oct. 2034	$ 1,300,000	$ (42,734)
Receive monthly notional amount multiplied by 1.45% and pay UBS upon default event of ACE Securities Corp., par value of the notional amount of ACE Securities Corp. Series 2006-NC2 Class M9, 7.03% 7/25/36	August 2036	2,400,000	(324,860)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35	August 2035	3,000,000	(6,144)
Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon default event of JP Morgan Mortgage Acquisition Corp., par value of the notional amount of JP Morgan Mortgage Acquisition Corp. Series 2006-CW2 Class MV9, 7.1244% 8/25/36	Sept. 2036	1,300,000	(103,090)
Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 10/18/06	Dec. 2034	1,200,000	(56,458)
Receive monthly notional amount multiplied by 2.87% and pay Bank of America upon default event of Morgan Stanley ABS Capital, Inc. Trust, par value of the notional amount of Morgan Stanley ABS Capital, Inc. Trust Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	2,400,000	(402,997)
Receive monthly notional amount multiplied by 3.05% and pay JPMorgan Chase, Inc. upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.13% 8/25/36	Sept. 2036	1,300,000	(197,022)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.12% and pay Bank of America upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2006-B Class M9, 7.23% 8/25/36

	Sept. 2036	$ 1,300,000	$ (189,938)
Receive monthly notional amount multiplied by 3.6% and pay Goldman Sachs upon default event of Nomura Home Equity Loan, Inc., par value of the notional amount of Nomura Home Equity Loan, Inc. Series 2006-HE3 Class M9, 7.17% 7/25/36	August 2036	10,000,000	(1,021,000)
Receive monthly notional amount multiplied by 3.7% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.22% 7/25/36	August 2036	10,000,000	(1,208,833)
Receive monthly notional amount multiplied by 3.8% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-8 Class M9, 7.12% 9/25/36	Oct. 2036	10,000,000	(1,238,317)
TOTAL CREDIT DEFAULT SWAPS		$ 54,200,000	$ (5,934,610)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 5.108% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2009	50,000,000	(263,990)
Total Return Swaps
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.	March 2008	30,000,000	28,822
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive monthly a return equal to Lehman Brothers U.S. ABS AA Floating Home Equities Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	Sept. 2007	$ 15,000,000	$ 39,878
Receive monthly a return equal to Lehman Brothers U.S. ABS AA Floating Home Equities Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	Oct. 2007	20,000,000	54,032
TOTAL RETURN SWAPS		$ 65,000,000	$ 122,732
		$ 169,200,000	$ (6,075,868)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $570,706,509 or 20.6% of net assets.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,769,596.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $6,137,452.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$56,438,000 due 6/01/07 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 457,327
BNP Paribas Securities Corp.	648,760
Banc of America Securities LLC	18,971,734
Bank of America, NA	2,595,040
Barclays Capital, Inc.	5,025,067
Citigroup Global Markets, Inc.	1,297,520
Countrywide Securities Corp.	6,487,601
Greenwich Capital Markets, Inc.	648,760
Merrill Lynch Government Securities, Inc.	1,297,520
Societe Generale, New York Branch	4,865,701
UBS Securities LLC	12,975,202
WestLB AG	1,167,768
$ 56,438,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 1,975,569

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ -	$ 71,000,016	$ 25,000,020	$ 45,828,556	0.3%
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $2,811,386,653. Net unrealized depreciation aggregated $19,017,594, of which $3,419,869 related to appreciated investment securities and $22,437,463 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® 2-5 Year Duration
Securitized Bond Central Fund

May 31, 2007

1.850077.100

25CEN-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency Obligations - 7.4%
	Principal Amount	Value
Fannie Mae 4.75% 3/12/10	$ 65,000,000	$ 64,319,710
Freddie Mac:
0% 11/13/07 (b)	5,000,000	4,883,355
4.25% 7/15/09	2,800,000	2,748,704
4.75% 3/5/12	95,000,000	93,237,370
5% 6/11/09	12,615,000	12,571,907
5.25% 5/21/09	37,000,000	37,064,321
5.25% 7/18/11	40,500,000	40,610,606
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $257,639,697)		255,435,973
Asset-Backed Securities - 20.3%

Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	4,418,866	4,215,139
ACE Securities Corp. Home Equity Loan Trust Series 2007-HE1 Class M1, 5.58% 1/25/37 (c)	3,026,000	3,021,857
AmeriCredit Automobile Receivables Trust:
Series 2005-DA Class A4, 5.02% 11/6/12	2,895,000	2,874,361
Series 2006-1:
Class C1, 5.28% 11/6/11	11,535,000	11,469,505
Class D, 5.49% 4/6/12	7,670,000	7,638,402
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/30/14	5,915,000	5,878,327
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE7 Class A4, 5.46% 11/25/36 (c)	6,425,000	6,417,556
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.95% 4/4/17 (a)(c)	10,000,000	10,000,000
Bank One Issuance Trust Series 2004-B2 Class B2, 4.37% 4/15/12	65,300,000	63,939,847
C-Bass Trust Series 2007-CB1 Class M1, 5.55% 1/25/37 (c)	850,000	849,742
Capital Auto Receivables Asset Trust:
Series 2007-1 Class C, 5.38% 11/15/12	6,180,000	6,098,905
Series 2007-SN1 Class D, 6.05% 1/17/12	1,845,000	1,844,993
Capital One Auto Finance Trust Series 2007-B Class A3A, 5.03% 4/15/12	4,330,000	4,304,189
Capital One Multi-Asset Execution Trust:
Series 2003-B5 Class B5, 4.79% 8/15/13	9,540,000	9,361,535
Series 2004-6 Class B, 4.15% 7/16/12	58,650,000	57,110,074
Carmax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	4,880,000	4,879,021
Asset-Backed Securities - continued
	Principal Amount	Value
CIT Equipment Collateral Trust Series 2006-VT2:
Class A4, 5.05% 4/20/14	$ 4,535,000	$ 4,503,508
Class B, 5.24% 4/20/14	637,584	635,875
Class C, 5.29% 4/20/14	699,061	697,273
Class D, 5.46% 4/20/14	1,877,163	1,872,164
CNH Equipment Trust Series 2006-A Class A4, 5.27% 9/15/11	42,505,000	42,466,818
CPS Auto Receivables Trust:
Series 2006-A Class A4, 5.29% 11/15/12 (a)	13,839,990	13,805,772
Series 2006-D Class A4, 5.115% 8/15/13 (a)	5,324,999	5,291,718
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (a)	24,375,000	23,863,973
Class C, 5.074% 6/15/35 (a)	22,127,000	21,730,230
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (a)	14,265,000	14,292,875
First Franklin Mortgage Loan Trust:
Series 2006-FF18 Class M1, 5.55% 12/25/37 (c)	10,000,000	9,983,103
Series 2007-FF1 Class M1, 5.55% 1/25/38 (c)	1,335,000	1,340,176
Ford Credit Auto Owner Trust Series 2006-C:
Class B, 5.3% 6/15/12	1,395,000	1,384,071
Class C, 5.47% 9/15/12	4,765,000	4,713,289
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (a)	19,765,441	19,512,969
GE Business Loan Trust Series 2006-2A:
Class A, 5.5% 11/15/34 (a)(c)	8,040,697	8,032,813
Class B, 5.6% 11/15/34 (a)(c)	2,907,326	2,912,897
Class C, 5.7% 11/15/34 (a)(c)	4,822,456	4,792,404
Class D, 6.07% 11/15/34 (a)(c)	1,834,790	1,718,464
GE Equipment Midticket LLC Series 2006-1:
Class A2, 5.1% 5/15/09	4,805,000	4,795,777
Class B, 5.47% 9/15/17 (c)	6,910,000	6,907,619
Class C, 5.64% 9/15/17 (c)	1,910,000	1,909,342
GSAMP Trust:
Series 2006-FM3 Class ABS, 5.52% 11/25/36 (c)	7,680,000	7,667,323
Series 2007-FM1 Class M1, 5.59% 12/25/36 (c)	2,640,000	2,635,766
Holmes Master Issuer PLC Series 2006-1A:
Class 1B, 5.4456% 7/15/40 (a)(c)	3,070,000	3,070,000
Class 1C, 5.5956% 7/15/40 (a)(c)	1,735,000	1,735,000
Class 2A, 5.4156% 7/15/21 (a)(c)	3,070,000	3,070,000
Class 2B, 5.4756% 7/15/40 (a)(c)	2,210,000	2,210,000
Class 2C, 5.7456% 7/15/40 (a)(c)	900,000	900,000
Class 2M, 5.5456% 7/15/40 (a)(c)	1,840,000	1,840,000
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust Series 2007-1 Class M1, 5.56% 5/25/37 (c)	$ 5,105,000	$ 5,103,340
HSI Asset Securitization Corp. Trust Series 2007-OPT1 Class M1, 5.55% 12/25/36 (c)	2,395,000	2,391,098
Hyundai Auto Receivables Trust Series 2004-1 Class A4, 5.26% 11/15/12	53,440,000	53,277,633
JP Morgan Mortgage Acquisition Trust Series 2006-WMC4 Class A4, 5.47% 12/25/36 (c)	10,000,000	9,986,303
Keycorp Student Loan Trust Series 2006-A Class 2C, 5.3713% 3/27/42 (c)	5,700,000	5,700,000
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (a)	15,140,000	14,275,264
Class C, 4.13% 11/20/37 (a)	43,140,000	39,059,331
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	9,242,500	9,131,962
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 5.48% 11/25/36 (c)	4,475,000	4,450,828
Marriott Vacation Club Owner Trust Series 2006-2A:
Class A, 5.362% 10/20/28 (a)	1,610,837	1,593,800
Class B, 5.442% 10/20/28 (a)	272,101	270,250
Class C, 5.691% 10/20/28 (a)	123,352	122,836
Class D, 6.01% 10/20/28 (a)	1,451,204	1,434,432
Merrill Lynch Mortgage Investors, Inc. Series 2006-OPT1 Class A1A, 5.58% 6/25/35 (c)	3,256,575	3,264,297
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A3, 5.47% 11/25/36 (c)	5,505,000	5,496,876
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (d)	24,925,000	9,013,129
Series 2006-4 Class D, 6.42% 5/25/32 (c)	4,300,000	4,281,854
Newcastle CDO VIII Series 2006-8A Class 4, 5.92% 11/1/52 (a)(c)	9,300,000	9,029,816
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (a)	28,515,000	28,433,687
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 5.55% 12/25/36 (c)	2,970,000	2,964,645
SBA CMBS Trust Series 2005-1A Class C, 5.731% 11/15/35 (a)	500,000	499,146
Securitized Asset Backed Receivables LLC Trust:
Series 2007-HE1 Class M1, 5.57% 12/25/36 (c)	3,420,000	3,413,019
Series 2007-NC1 Class M1, 5.56% 12/25/36 (c)	5,380,000	5,371,180
Specialty Underwriting & Residential Finance Trust Series 2006-BC5 Class M1, 5.56% 11/25/37 (c)	5,680,000	5,665,500
Structured Asset Corp. Trust Series 2006-BC6 Class A4, 5.49% 1/25/37 (c)	4,445,000	4,435,020
Asset-Backed Securities - continued
	Principal Amount	Value
Structured Asset Securities Corp.:
Series 2004-1 Class 1A, 5.62% 4/25/34 (c)	$ 10,910,312	$ 10,910,970
Series 2007-BC1 Class M1, 5.55% 2/25/37 (c)	4,710,000	4,708,404
Superior Wholesale Inventory Financing Trust:
Series 2004-A10 Class B, 5.6% 9/15/11 (c)	5,905,000	5,913,960
Series 2007-AE1:
Class A, 5.42% 1/15/12 (c)	1,585,000	1,585,431
Class B, 5.62% 1/15/12 (c)	1,320,000	1,319,617
Class C, 5.92% 1/15/12 (c)	1,700,000	1,699,982
Trapeza CDO XII Ltd./, Inc. Series 2007-12A:
Class A3, 5.8116% 4/6/42 (a)(c)	1,140,000	1,140,000
Class B, 5.9116% 4/6/42 (a)(c)	7,780,000	7,780,000
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	4,600,000	4,587,011
Turquoise Card Backed Securities PLC Series 2006-2:
Class B, 5.47% 10/17/11 (c)	5,065,000	5,065,000
Class C, 5.67% 10/17/11 (c)	4,755,000	4,755,000
TOTAL ASSET-BACKED SECURITIES (Cost $702,776,595)		698,325,293
Collateralized Mortgage Obligations - 8.3%

Private Sponsor - 8.3%
Arkle Master Issuer PLC sequential payer Series 2007-1A Class 1C, 5.62% 2/17/52 (a)(c)	7,080,000	7,080,000
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6984% 4/10/17	555,000	548,845
Class C, 5.6984% 4/10/17	1,480,000	1,456,116
Class D, 5.6984% 5/10/17	740,000	724,143
Banc of America Mortgage Securities, Inc.:
Series 2005-E Class 2A7, 4.6058% 6/25/35 (c)	22,460,000	21,924,188
Series 2005-J Class 2A5, 5.0918% 11/25/35 (c)	4,840,000	4,727,633
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.614% 4/15/47 (c)	11,171,000	10,985,115
Commercial Mortgage pass thru certificates floater Series 2001-J2A Class A2F, 5.82% 7/16/34 (a)(c)	10,000,000	10,153,862
Countrywide Home Loans, Inc. 4.4631% 6/20/35 (c)	1,910,000	1,866,280
Granite Master Issuer PLC floater Series 2006-4:
Class B1, 5.44% 12/20/54 (c)	4,415,000	4,414,868
Class C1, 5.73% 12/20/54 (c)	2,700,000	2,699,919
Class M1, 5.52% 12/20/54 (c)	1,165,000	1,164,965
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
GSR Mortgage Loan Trust Series 2006-AR2 Class 4A1, 5.8537% 4/25/36 (c)	$ 10,365,515	$ 10,334,826
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (c)	1,804,954	1,797,808
Class A3, 5.447% 6/12/47 (c)	24,965,000	24,654,782
JP Morgan Mortgage Trust:
Series 2005-A8 Class 2A3, 4.9513% 11/25/35 (c)	6,360,000	6,221,414
Series 2007-A1:
Class 3A2, 5.0105% 7/25/35 (c)	7,222,595	7,131,368
Class 7A3, 5.3012% 7/25/35 (c)	11,850,000	11,679,597
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	4,333,238	4,283,813
MASTR Asset Backed Securities Trust floater Series 2006-WMC4 Class M1, 5.55% 10/25/36 (c)	3,640,000	3,633,800
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 5.82% 6/15/22 (a)(c)	22,600,000	22,627,500
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (c)	42,815,000	42,267,739
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	2,577,373	2,481,829
Series 2006-C2 Class H, 6.308% 7/18/33 (a)	1,370,000	1,366,482
Structured Asset Securities Corp. floater Series 2006-BC5 Class M1, 5.56% 12/25/36 (c)	10,000,000	9,980,625
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1991% 10/20/35 (c)	5,095,000	5,061,795
WaMu Mortgage pass-thru certificates Series 2007-HY1 Class 4A1, 5.4859% 2/25/37 (c)	5,467,537	5,430,294
Wells Fargo Mortgage Backed Securities Trust:
sequential payer Series 2006-AR10 Class 5A5, 5.5996% 7/25/36 (c)	6,135,000	6,139,221
Series 2006-AR8 Class 2A6, 5.2413% 4/25/36 (c)	52,545,000	51,845,179
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $287,007,028)		284,684,006
Commercial Mortgage Securities - 61.0%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.3649% 2/14/43 (c)	11,700,000	12,581,004
Class A2, 7.0128% 2/14/43 (c)	7,355,000	7,809,908
Class A3, 7.0628% 2/14/43 (c)	7,940,000	8,170,756
Class PS1, 1.6524% 2/14/43 (c)(d)	88,027,132	2,891,154
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9121% 5/10/45 (c)	$ 11,675,000	$ 11,799,850
Series 2006-5:
Class A1, 5.185% 7/10/11	10,142,658	10,074,338
Class A2, 5.317% 10/10/11	103,595,000	102,732,313
Class A3, 5.39% 2/10/14	13,945,000	13,788,191
Series 2006-5 Class XP, 0.832% 9/10/47 (d)	176,052,788	5,181,991
Series 2006-6:
Class A3, 5.369% 12/10/16	20,000,000	19,748,868
Class XP, 0.6057% 10/10/45 (c)(d)	64,440,587	1,385,982
Series 2007-2 Class A1, 5.421% 1/10/12	2,720,000	2,720,348
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	3,200,000	3,328,997
Series 2004-2:
Class A2, 3.52% 11/10/38	2,652,417	2,578,692
Class A3, 4.05% 11/10/38	13,527,000	13,021,255
Class A4, 4.153% 11/10/38	12,682,000	12,102,987
Series 2004-4 Class A3, 4.128% 7/10/42	7,860,000	7,654,307
Series 2005-1 Class A3, 4.877% 11/10/42	39,390,000	38,878,300
Series 2001-PB1 Class K, 6.15% 5/11/35 (a)	4,650,000	4,722,639
Series 2005-3 Series A3B, 5.09% 7/10/43 (c)	31,065,000	30,386,379
Series 2005-6 Class A3, 5.3534% 9/10/47 (c)	18,000,000	17,760,503
Series 2007-1 Class B, 5.543% 1/15/49	6,021,000	5,887,044
Bayview Commercial Asset Trust:
floater:
Series 2005-2A Class A1, 5.63% 8/25/35 (a)(c)	3,559,457	3,565,583
Series 2005-3A Class A2, 5.72% 11/25/35 (a)(c)	1,209,567	1,213,800
Series 2006-2A Class A1, 5.55% 7/25/36 (a)(c)	16,369,584	16,369,573
Series 2007-1:
Class A2, 5.59% 3/25/37 (a)(c)	1,385,330	1,382,083
Class B1, 5.99% 3/25/37 (a)(c)	443,891	431,545
Class B2:
6.47% 3/25/37 (a)(c)	321,943	312,285
6.92% 7/25/37 (a)(c)	835,000	835,000
Class B3, 8.67% 3/25/37 (a)(c)	912,171	892,218
Class M1, 5.59% 3/25/37 (a)(c)	375,600	373,311
Class M2, 5.61% 3/25/37 (a)(c)	278,042	275,826
Class M3, 5.64% 3/27/37 (a)(c)	248,774	245,859
Class M4, 5.69% 3/25/37 (a)(c)	185,361	180,669
Class M5, 5.74% 3/25/37 (a)(c)	312,187	303,602
Class M6, 5.82% 3/25/37 (a)(c)	434,135	421,247
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class A1, 5.62% 7/25/37 (a)(c)	$ 1,145,000	$ 1,145,000
Class A2, 5.67% 7/25/37 (a)(c)	1,070,000	1,070,000
Class B1, 7.07% 7/25/37 (a)(c)	315,000	315,000
Class B2, 7.57% 7/25/37 (a)(c)	275,000	275,000
Class B3, 8.82% 7/25/37 (a)(c)	310,000	310,000
Class M1, 5.72% 7/25/37 (a)(c)	360,000	360,000
Class M2, 5.77% 7/25/37 (a)(c)	184,000	184,000
Class M3, 5.82% 7/25/37 (a)(c)	185,000	185,000
Class M4, 5.97% 7/25/37 (a)(c)	395,000	395,000
Class M5, 6.07% 7/25/37 (a)(c)	350,000	350,000
Class M6, 6.42% 7/25/37 (a)(c)	440,000	440,000
Series 2007-3:
Class B1, 6.27% 7/25/37 (a)(c)	320,000	320,000
Class B3, 9.32% 7/25/37 (a)(c)	430,000	430,000
Class M1, 5.63% 7/25/37 (c)	280,000	280,000
Class M2, 5.66% 7/25/37 (c)	295,000	295,000
Class M3, 5.69% 7/25/37 (c)	485,000	485,000
Class M4, 5.82% 7/25/37 (c)	765,000	765,000
Class M5, 5.92% 7/25/37 (c)	380,000	380,000
Class M6, 6.12% 7/25/37 (c)	290,000	290,000
Series 2004-1 Class IO, 1.25% 4/25/34 (a)(d)	51,767,874	2,477,176
Bear Stearns Commercial Mortgage Securities, Inc. Series 2007-PW15:
Class A1, 5.016% 2/11/44	2,373,312	2,347,768
Class X2, 0.5582% 2/11/44 (a)(c)(d)	164,865,000	3,381,497
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 5.57% 3/15/22 (a)(c)	700,000	700,000
Class E, 5.62% 3/15/22 (a)(c)	3,645,000	3,645,000
Class F, 5.67% 5/15/22 (a)(c)	2,240,000	2,240,000
Class G, 5.72% 3/15/22 (a)(c)	575,000	575,000
Class H, 5.87% 3/15/22 (a)(c)	700,000	700,000
Class J, 6.02% 3/15/22 (a)(c)	700,000	700,000
Class MS-6, 6.22% 3/15/22 (a)(c)	1,400,000	1,400,000
Class MS5, 5.97% 3/15/22 (a)(c)	2,515,000	2,515,000
Class X-1M, 1.12% 3/15/22 (a)(d)	117,130,000	1,390,919
sequential payer:
Series 2006-T24 Class A1, 4.905% 10/12/41 (c)	12,689,874	12,503,117
Series 2007-T26 Class A1, 5.145% 1/12/45 (c)	4,982,107	4,940,081
Series 2007-T26 Class X2, 0.144% 1/12/45 (a)(c)(d)	150,388,000	1,386,397
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	$ 9,409,630	$ 9,270,553
Series 2004-ESA Class A3, 4.741% 5/14/16 (a)	9,265,000	9,154,463
Series 2003-PWR2 Class X2, 0.6537% 5/11/39 (a)(c)(d)	111,503,720	1,839,622
Series 2004-ESA:
Class B, 4.888% 5/14/16 (a)	15,915,000	15,768,394
Class C, 4.937% 5/14/16 (a)	10,610,000	10,521,878
Class D, 4.986% 5/14/16 (a)	6,265,000	6,218,643
Class E, 5.064% 5/14/16 (a)	19,465,000	19,349,051
Class F, 5.182% 5/14/16 (a)	4,675,000	4,657,355
Series 2006-PW13 Class A3, 5.518% 9/11/41	35,295,000	35,140,916
Series 2006-T22 Class A1, 5.415% 4/12/38 (c)	3,819,963	3,815,883
Bear Stearns Commerical Mortgage Securities Trust Series 2006-PW14 Class X2, 0.656% 12/1/38 (a)(c)(d)	163,015,000	5,243,932
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.8703% 5/15/35 (a)(c)(d)	193,042,364	9,794,101
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	4,010,000	4,210,179
Class F, 7.734% 1/15/32	2,170,000	2,278,326
Series 2001-245 Class A2, 6.4842% 2/12/16 (a)(c)	10,165,000	10,454,018
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31	4,881,352	5,045,971
Citigroup Commercial Mortgage Trust Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (a)	17,000,000	16,597,863
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4:
Class A1, 4.977% 12/11/49	3,823,615	3,774,751
Class A3, 5.293% 12/11/49	9,735,000	9,562,332
Class C, 5.476% 12/11/49	18,828,000	18,246,245
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A1, 5.064% 9/15/11 (c)	2,114,615	2,088,490
Series 2006-C1 Class B, 5.359% 8/15/48	30,000,000	28,799,667
COMM Series 2006-C8:
Class A3, 5.31% 12/10/46	28,495,000	28,052,458
Class B, 5.44% 12/10/46	17,318,000	16,844,855
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (c)	11,450,000	11,814,025
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass-thru certificates:
floater Series 2007-FL14:
Class F, 5.82% 6/15/22 (a)(c)	$ 3,200,000	$ 3,200,000
Class G, 5.87% 6/15/22 (a)(c)	885,000	885,000
Class H, 6.02% 6/15/22 (a)(c)	885,000	885,000
Class MLK1, 6.12% 6/15/22 (a)(c)	2,420,000	2,420,000
Class MLK2, 6.32% 6/15/22 (a)(c)	1,345,000	1,345,000
Class MLK3, 6.52% 6/15/22 (a)(c)	1,610,000	1,610,000
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (c)	940,000	928,251
Series 2006-CN2A Class A2FX, 5.449% 2/5/19	16,905,000	16,891,092
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class AJ, 5.373% 12/15/39	20,250,000	19,606,323
Series 2006-C4 Class AAB, 5.439% 9/15/39	56,915,000	56,397,591
Series 2007-C2 Class A1, 5.269% 1/15/49	1,435,000	1,430,003
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2006-TF2A:
Class A2, 6.82% 7/15/19 (a)(c)	3,635,000	3,635,000
Class SHDC, 6.32% 7/15/19 (a)(c)	1,735,000	1,716,039
Series 2006-TFL2:
Class A2, 5.49% 10/15/21 (a)(c)	20,000,000	20,017,180
Class SHDD, 6.67% 7/15/19 (a)(c)	975,000	975,000
sequential payer:
Series 1999-C1 Class A2, 7.29% 9/15/41	27,703,263	28,492,808
Series 2000-C1 Class A2, 7.545% 4/15/62	23,400,000	24,388,624
Series 2004-C1:
Class A3, 4.321% 1/15/37	4,960,000	4,800,473
Class A4, 4.75% 1/15/37	4,655,000	4,444,335
Series 1998-C1 Class D, 7.17% 5/17/40	12,300,000	12,817,626
Series 1999-C1 Class E, 8.146% 9/15/41 (c)	10,335,000	10,879,653
Series 2001-CK6 Class AX, 0.645% 9/15/18 (d)	31,070,617	829,138
Series 2001-CKN5 Class AX, 1.0137% 9/15/34 (a)(c)(d)	102,221,205	5,290,264
Series 2006-C1 Class A3, 5.711% 2/15/39 (c)	52,800,000	52,900,959
Series 2006-OMA:
Class H, 5.9985% 5/15/23 (c)	2,825,000	2,696,968
Class J, 5.9985% 5/15/23 (a)(c)	4,770,000	4,471,341
Credit Suisse Mortgage Capital Certificates:
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	1,752,047	1,741,381
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates: - continued
Series 2007-C1:
Class ASP, 0.6211% 2/15/40 (c)(d)	$ 213,720,000	$ 4,871,470
Class B, 5.487% 2/15/40 (a)(c)	15,286,000	14,882,875
CSMC Commercial Mortgage Trust floater Series 2006-TFLA Class D, 5.6% 4/15/21 (a)(c)	1,690,000	1,690,869
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	43,368,156	45,550,199
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (a)	6,580,000	6,849,691
GE Capital Commercial Mortgage Corp.:
Series 2001-1 Class X1, 0.6813% 5/15/33 (a)(c)(d)	107,262,039	3,279,902
Series 2007-C1 Class XP, 0.429% 12/10/49 (c)(d)	134,435,000	1,735,005
GE Commercial Mortgage Corp. Series 2005-C1 Class B, 4.846% 6/10/48 (c)	2,855,000	2,691,713
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-22 Class B, 3.963% 5/16/32	32,548,362	31,217,733
Global Signal Trust III Series 2006-1 Class B, 5.588% 2/15/36	19,225,000	19,146,464
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.9469% 5/10/43 (c)(d)	88,445,670	1,927,045
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2004-GG1 Class A4, 4.755% 6/10/36	6,385,000	6,281,637
Series 2005-GG3 Class XP, 0.9655% 8/10/42 (a)(c)(d)	365,346,493	8,858,849
Series 2006-GG7 Class A3, 6.1101% 7/10/38	26,360,000	26,920,255
Series 2007-GG9 Class A1, 5.233% 3/10/39	2,056,590	2,078,441
GS Mortgage Securities Corp. II:
sequential payer Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	15,710,000	16,343,363
Series 2001-LIBA Class C, 6.733% 2/14/16 (a)	4,945,000	5,148,433
Series 2005-GG4 Class XP, 0.885% 7/10/39 (a)(c)(d)	281,151,536	7,395,607
Series 2006-GG6 Class A2, 5.506% 4/10/38 (c)	83,640,000	83,718,446
GS Mortgage Securities Trust Series 2006-GG8 Class B, 5.662% 11/10/39	6,070,000	6,006,258
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (a)	924,662	949,515
Series 2000-HLTA Class D, 7.555% 10/3/15 (a)	18,755,000	19,767,611
Commercial Mortgage Securities - continued
	Principal Amount	Value
Host Marriott Pool Trust:
sequential payer Series 1999-HMTA:
Class B, 7.3% 8/3/15 (a)	$ 10,585,000	$ 10,967,799
Class D, 7.97% 8/3/15 (a)	2,420,000	2,536,997
Series 1999-HMTA Class F, 8.31% 8/3/15 (a)	5,400,000	5,694,447
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB17 Class A3, 5.45% 12/12/43	2,850,000	2,832,622
Series 2007-LDP10:
Class A1, 5.122% 5/15/49	1,610,254	1,597,402
Class BS, 5.437% 1/15/49 (c)	1,910,000	1,874,817
Class CS, 5.466% 1/15/49 (c)	825,000	808,915
Class ES, 5.7356% 1/15/49 (a)(c)	5,170,000	5,050,535
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer:
Series 2005-LDP2 Class A2, 4.575% 7/15/42	11,425,000	11,153,741
Series 2006-CB14 Class A3B, 5.6704% 12/12/44 (c)	29,740,000	29,676,199
Series 2006-CB15 Class A3, 5.819% 6/12/43 (c)	15,056,000	15,213,966
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (c)	4,750,000	4,595,167
Series 2005-CB13 Class E, 5.5421% 1/12/43 (a)(c)	5,060,000	4,819,276
JPMorgan Chase Commercial Securities Trust floater Series 2006-FLA2:
Class A2, 5.45% 11/15/18 (a)(c)	2,340,000	2,342,432
Class B, 5.49% 11/15/18 (a)(c)	1,869,791	1,871,677
Class C, 5.53% 11/15/18 (a)(c)	1,330,619	1,332,129
Class D, 5.55% 11/15/18 (a)(c)	469,921	470,156
Class E, 5.6% 11/15/18 (a)(c)	702,408	702,627
Class F, 5.65% 11/15/18 (a)(c)	1,053,613	1,053,771
Class G, 5.68% 11/15/18 (a)(c)	915,109	915,180
Class H, 5.82% 11/15/18 (a)(c)	702,408	702,403
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	20,263,724	21,342,688
Series 2001-C2 Class A2, 6.653% 11/15/27	1,920,000	1,994,059
Series 2001-C3 Class A1, 6.058% 6/15/20	2,409,138	2,432,741
Series 2005-C3 Class A2, 4.553% 7/15/30	16,590,000	16,222,676
Series 2006-C1 Class A2, 5.084% 2/15/31	4,797,000	4,744,238
Series 2006-C3 Class A1, 5.478% 3/15/39	1,955,011	1,956,376
Series 2006-C6 Class A1, 5.23% 9/15/39	1,899,433	1,890,810
Series 2006-C7 Class A1, 5.279% 11/15/38	936,911	934,761
Series 2007-C1 Class A1, 5.391% 2/15/40 (c)	1,451,050	1,449,724
Series 2000-C5 Class E, 7.29% 12/15/32	700,000	732,875
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2001-C3 Class B, 6.512% 6/15/36	$ 19,330,000	$ 20,015,782
Series 2003-C3 Class XCP, 1.4081% 3/11/37 (a)(c)(d)	66,557,852	1,494,843
Series 2004-C4 Class A2, 4.567% 6/15/29 (c)	3,335,000	3,286,426
Series 2005-C3 Class XCP, 0.9422% 7/15/40 (c)(d)	45,267,661	1,242,683
Series 2006-C6 Class XCP, 0.8288% 9/15/39 (c)(d)	67,183,000	2,117,225
Series 2007-C1:
Class C, 5.533% 2/15/40 (c)	22,000,000	21,424,799
Class D, 5.563% 2/15/40 (c)	4,000,000	3,884,497
Class E, 5.582% 2/15/40 (c)	2,000,000	1,938,016
Class XCP, 0.6547% 2/15/40 (c)(d)	26,180,000	672,192
Series 2007-C2:
Class A1, 5.226% 2/15/40	1,159,385	1,153,820
Class XCP, 0.5106% 2/17/40 (c)(d)	123,190,000	3,509,240
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	7,430,000	7,329,640
Series 2005-MCP1 Class A2, 4.556% 6/12/43	20,145,000	19,657,145
Series 2005-CKI1 Class A3, 5.4169% 11/12/37 (c)	16,420,000	16,228,170
Series 2005-LC1 Class F, 5.5535% 1/12/44 (a)(c)	8,700,000	8,211,378
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2006-1 CLass A3, 5.671% 2/12/39	10,640,000	10,614,159
Merrill Lynch/Countrywide Commercial Mortgage Trust sequential payer Series 2007-5:
Class A1, 4.275% 12/12/11	1,277,414	1,244,228
Class B, 5.479% 2/12/17	30,000,000	29,056,689
ML-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 5.44% 12/12/49 (c)	4,660,000	4,672,890
sequential payer Series 2006-4 Class ASB, 5.133% 12/12/49 (c)	8,595,000	8,364,901
Series 2006-4 Class XP, 0.8616% 12/12/49 (c)(d)	199,130,000	6,609,244
Series 2007-6:
Class A1, 5.175% 3/12/51	1,463,785	1,453,293
Class B, 5.635% 3/12/51 (c)	10,000,000	9,844,220
ML-CFC Commerical Mortgage Trust Series 2007-7 Class B, 5.75% 6/25/50	870,000	865,453
Morgan Stanley Capital I Trust:
floater:
Series 2007-XLCA Class B, 5.82% 7/17/17 (a)(c)	3,425,000	3,424,978
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater Series 2007-XLFA:
Series 2007-XLFA:
Class MHRO, 6.01% 10/15/20 (a)(c)	$ 1,236,891	$ 1,236,883
Class MJPM, 6.32% 10/15/20 (a)(c)	432,267	432,264
Class MSTR, 6.02% 10/15/20 (a)(c)	675,000	674,995
Class NHRO, 6.21% 10/15/20 (a)(c)	1,903,260	1,903,247
Class NSTR, 6.17% 10/15/20 (a)(c)	615,000	614,996
sequential payer:
Series 2006-HQ10 Class A1, 5.131% 11/12/41	4,997,749	4,957,890
Series 2007-HQ11:
Class A1, 5.246% 2/20/44 (c)	2,213,953	2,201,106
Class A31, 5.439% 2/20/44 (c)	5,065,000	4,998,062
Series 2007-IQ13 Class A1, 5.05% 3/15/44	2,196,371	2,167,975
Series 2007-IQ14 Class A1, 5.38% 4/15/49	4,650,000	4,642,283
Series 2007-T25 Class A2, 5.507% 11/12/49	9,830,000	9,778,879
Series 2006-HQ9 Class B, 5.832% 7/12/44 (c)	14,840,000	14,864,829
Series 2006-T23:
Class A1, 5.682% 8/12/41	14,446,433	14,546,743
Class A3, 5.9801% 8/12/41 (c)	5,105,000	5,184,674
Series 2007-HQ11 Class B, 5.538% 2/20/44 (c)	18,133,000	17,731,724
Series 2007-IQ14 Class B, 5.914% 4/15/49	2,459,000	2,437,022
Series 2007-XLC1:
Class C, 5.92% 7/17/17 (a)(c)	4,725,000	4,724,969
Class D, 6.02% 7/17/07 (a)(c)	2,225,000	2,224,985
Class E, 6.12% 7/17/17 (a)(c)	1,805,000	1,804,988
Morgan Stanley Capital I, Inc.:
floater Series 2006-XLF Class F, 5.64% 7/15/19 (a)(c)	2,320,000	2,322,919
sequential payer:
Series 2003-IQ5 Class X2, 1.0163% 4/15/38 (a)(c)(d)	46,566,613	1,217,079
Series 2004-HQ3 Class A2, 4.05% 1/13/41	5,025,000	4,872,211
Series 2003-IQ6 Class X2, 0.7216% 12/15/41 (a)(c)(d)	86,604,525	1,824,558
Series 2005-IQ9 Class X2, 1.1668% 7/15/56 (a)(c)(d)	159,782,033	5,860,565
Series 2006-HQ8 Class A3, 5.6137% 3/12/16 (c)	15,510,000	15,460,985
Series 2006-IQ11 Class A3, 5.909% 10/15/42 (c)	16,595,000	16,742,870
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	1,083,021	1,099,164
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	19,357,000	19,901,288
Commercial Mortgage Securities - continued
	Principal Amount	Value
SBA CMBS Trust Series 2006-1A:
Class B, 5.451% 11/15/36 (a)	$ 640,000	$ 634,570
Class C, 5.559% 11/15/36 (a)	955,000	948,027
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	2,293,051	2,398,866
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (a)	8,500,000	8,915,841
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class E, 5.6% 9/15/21 (a)(c)	1,985,000	1,986,282
sequential pay:
Series 2003-C8 Class A3, 4.445% 11/15/35	43,550,000	42,308,725
Series 2005-C16 Class A2, 4.38% 10/15/41	9,160,000	8,930,799
Series 2006-C27 Class A2, 5.624% 7/15/45	33,000,000	33,073,656
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	8,090,000	7,934,285
Series 2003-C7 Class A1, 4.241% 10/15/35 (a)	31,097,436	30,210,693
Series 2006-C24 Class A2, 5.506% 3/15/45	10,736,956	10,742,329
Series 2006-C29 Class A3, 5.319% 11/15/48	26,560,000	26,104,804
Series 2007-C30 Class A1, 5.031% 12/15/43	2,161,639	2,137,778
Series 2007-C31 Class A1, 5.14% 4/15/47	1,825,000	1,811,597
Series 2003-C6 Class G, 5.125% 8/15/35 (a)	4,750,000	4,574,573
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (a)(c)	7,690,000	7,484,334
Class 180B, 5.5782% 10/15/41 (a)(c)	3,500,000	3,448,869
Series 2005-C19 Class B, 4.892% 5/15/44	10,000,000	9,401,061
Series 2005-C22 Class B, 5.5306% 12/15/44 (c)	22,174,000	21,666,783
Series 2006-C25 Class AM, 5.9512% 5/15/43 (c)	8,725,000	8,802,548
Series 2007-C30:
Class A3, 5.246% 12/15/43	8,585,000	8,459,170
Class C, 5.483% 12/15/43 (c)	30,000,000	29,050,869
Class XP, 0.4376% 12/15/43 (a)(c)(d)	130,505,000	3,214,247
Series 2007-C31 Class C, 5.877% 4/15/47 (c)	2,748,000	2,710,024
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,130,236,184)		2,094,344,763
Cash Equivalents - 3.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.32%, dated 5/31/07 due 6/1/07 (Collateralized by U.S. Government Obligations) # (Cost $111,096,000)	$ 111,112,407	$ 111,096,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $3,488,755,504)		3,443,886,035
NET OTHER ASSETS - (0.2)%		(8,213,267)
NET ASSETS - 100%		$ 3,435,672,768
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.1985% with Goldman Sachs	April 2017	$ 70,000,000	$ 1,382,724
Receive semi-annually a fixed rate equal to 5.021% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	April 2012	120,000,000	(1,726,692)
TOTAL INTEREST RATE SWAPS		$ 190,000,000	$ (343,968)
Total Return Swaps
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.	March 2008	30,000,000	28,822
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 17.5 basis points with Lehman Brothers, Inc.	June 2007	40,000,000	(795,589)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 13 basis points with Lehman Brothers, Inc.	August 2007	$ 50,000,000	$ (996,423)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	May 2008	20,000,000	(397,364)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR with Lehman Brothers, Inc.	Dec. 2007	40,000,000	0
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	April 2008	30,000,000	(446,760)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	May 2008	35,000,000	(522,727)
Receive monthly a return equal to Lehman Brothers U.S. ABS AA Floating Home Equities Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	Sept. 2007	10,000,000	26,585
Receive monthly a return equal to Lehman Brothers U.S. ABS AA Floating Home Equities Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	Oct. 2007	15,000,000	40,524
TOTAL TOTAL RETURN SWAPS		$ 270,000,000	$ (3,062,932)
		$ 460,000,000	$ (3,406,900)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $723,608,950 or 21.1% of net assets.

(b) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $2,441,678.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$111,096,000 due 6/01/07 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 900,230
BNP Paribas Securities Corp.	1,277,059
Banc of America Securities LLC	37,345,114
Bank of America, NA	5,108,236
Barclays Capital, Inc.	9,891,649
Citigroup Global Markets, Inc.	2,554,118
Countrywide Securities Corp.	12,770,590
Greenwich Capital Markets, Inc.	1,277,059
Merrill Lynch Government Securities, Inc.	2,554,118
Societe Generale, New York Branch	9,577,942
UBS Securities LLC	25,541,179
WestLB AG	2,298,706
$ 111,096,000
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $3,488,412,383. Net unrealized depreciation aggregated $44,526,348, of which $6,512,307 related to appreciated investment securities and $51,038,655 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Corporate Bond
1-5 Year Central Fund

May 31, 2007

1.850079.100

CB5CEN-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 87.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.7%
Auto Components - 1.9%
DaimlerChrysler NA Holding Corp.:
5.69% 3/13/09 (c)	$ 6,090,000	$ 6,100,578
5.75% 9/8/11	8,705,000	8,756,272
5.875% 3/15/11	10,050,000	10,151,606
		25,008,456
Household Durables - 0.4%
Fortune Brands, Inc. 5.125% 1/15/11	6,000,000	5,876,010
Media - 5.8%
AOL Time Warner, Inc. 6.75% 4/15/11	10,000,000	10,397,310
Comcast Corp.:
5.5% 3/15/11	18,890,000	18,876,173
5.85% 1/15/10	6,275,000	6,326,863
Cox Communications, Inc.:
4.625% 1/15/10	9,500,000	9,299,379
7.125% 10/1/12	10,000,000	10,651,500
Time Warner Cable, Inc. 5.4% 7/2/12 (a)	10,000,000	9,882,310
Viacom, Inc. 5.75% 4/30/11	9,000,000	9,018,405
		74,451,940
Multiline Retail - 0.6%
Federated Department Stores, Inc.:
6.3% 4/1/09	6,382,000	6,461,839
6.625% 4/1/11	1,195,000	1,232,633
		7,694,472
TOTAL CONSUMER DISCRETIONARY		113,030,878
CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 0.8%
CVS Corp.:
5.66% 6/1/10 (c)	3,380,000	3,379,054
6.302% 6/1/37 (c)	6,460,000	6,417,254
		9,796,308
Food Products - 1.4%
H.J. Heinz Co. 6.428% 12/1/08 (a)(c)	12,360,000	12,497,072
Kraft Foods, Inc. 5.625% 11/1/11	5,635,000	5,631,405
		18,128,477
TOTAL CONSUMER STAPLES		27,924,785
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
Anadarko Petroleum Corp. 3.25% 5/1/08	$ 2,400,000	$ 2,349,293
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	12,390,000	12,179,519
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (a)	1,223,637	1,202,199
Duke Capital LLC:
4.37% 3/1/09	5,059,000	4,956,029
7.5% 10/1/09	680,000	707,881
Duke Energy Field Services 6.875% 2/1/11	3,074,000	3,200,713
EnCana Corp. 6.3% 11/1/11	12,000,000	12,320,820
Enterprise Products Operating LP 4.625% 10/15/09	5,000,000	4,907,030
Gazstream SA 5.625% 7/22/13 (a)	2,945,778	2,936,940
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	13,518,000	13,267,890
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	7,700,000	7,746,008
Nexen, Inc. 5.05% 11/20/13	5,200,000	4,986,306
Plains All American Pipeline LP 7.75% 10/15/12	7,200,000	7,836,106
Premcor Refining Group, Inc. 9.5% 2/1/13	1,475,000	1,574,104
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (a)	1,200,000	1,322,057
		81,492,895
FINANCIALS - 44.6%
Capital Markets - 9.6%
Bank of New York Co., Inc. 3.4% 3/15/13 (c)	7,500,000	7,379,625
Goldman Sachs Group, Inc. 6.6% 1/15/12	10,005,000	10,412,524
Janus Capital Group, Inc. 5.875% 9/15/11	5,887,000	5,886,835
Lehman Brothers Holdings E-Capital Trust I 6.14% 8/19/65 (c)	10,370,000	10,488,498
Lehman Brothers Holdings, Inc.:
3.95% 11/10/09	3,538,000	3,430,215
4.5% 7/26/10	10,453,000	10,153,365
Merrill Lynch & Co., Inc.:
4.25% 2/8/10	21,840,000	21,158,636
5.59% 6/5/12 (c)	6,100,000	6,100,000
Morgan Stanley:
5.65% 1/9/14 (c)	3,250,000	3,243,770
6.6% 4/1/12	17,435,000	18,171,838
Nuveen Investments, Inc. 5% 9/15/10	11,055,000	10,844,778
Sanwa Bank Ltd. 7.4% 6/15/11	11,277,000	12,062,240
The Bank of New York, Inc. 4.95% 1/14/11	4,265,000	4,204,991
		123,537,315
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - 10.7%
BB&T Corp. 6.5% 8/1/11	$ 1,920,000	$ 1,992,369
DBS Bank Ltd. (Singapore) 5.58% 5/16/17 (a)(c)	7,675,000	7,679,989
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	4,240,000	4,143,705
5.125% 2/14/11	18,860,000	18,545,510
KeyBank NA 7% 2/1/11	7,480,000	7,853,589
Korea Development Bank:
3.875% 3/2/09	18,270,000	17,775,833
4.75% 7/20/09	8,155,000	8,034,208
M&I Marshall & Ilsley Bank 5.15% 2/22/12	6,250,000	6,172,638
National Australia Bank Ltd. 8.6% 5/19/10	1,275,000	1,386,155
PNC Funding Corp.:
4.5% 3/10/10	2,695,000	2,638,055
5.495% 1/31/12 (c)	3,515,000	3,515,844
Santander Issuances SA Unipersonal 5.805% 6/20/16 (a)(c)	9,620,000	9,687,051
Union Planters Corp. 7.75% 3/1/11	6,620,000	7,107,133
Wells Fargo & Co. 4.2% 1/15/10	36,000,000	35,069,292
Wells Fargo Bank NA, San Francisco:
6.45% 2/1/11	1,545,000	1,598,051
7.55% 6/21/10	5,100,000	5,383,958
		138,583,380
Consumer Finance - 4.9%
Aiful Corp. 4.45% 2/16/10 (a)	5,100,000	4,910,433
Capital One Financial Corp. 5.7% 9/15/11	5,000,000	4,998,765
General Electric Capital Corp. 5.5% 4/28/11	16,100,000	16,134,647
HSBC Finance Corp.:
5.25% 1/14/11	4,505,000	4,464,333
5.7% 6/1/11	14,410,000	14,491,114
6.75% 5/15/11	3,055,000	3,180,860
Nelnet, Inc. 7.4% 9/29/36 (c)	9,000,000	9,195,003
ORIX Corp. 5.48% 11/22/11	4,555,000	4,523,115
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (a)	833,695	855,860
		62,754,130
Diversified Financial Services - 7.9%
BTM Curacao Holding NV 5.6756% 12/19/16 (a)(c)	750,000	747,574
Citigroup, Inc. 5.125% 2/14/11	29,960,000	29,680,983
ILFC E-Capital Trust I 5.9% 12/21/65 (a)(c)	5,000,000	5,003,140
International Lease Finance Corp. 5.4% 2/15/12	6,000,000	5,958,090
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.:
4.891% 9/1/15 (c)	$ 5,380,000	$ 5,283,709
5.6% 6/1/11	21,015,000	21,141,405
Prime Property Funding, Inc.:
5.35% 4/15/12 (a)	8,700,000	8,571,153
5.5% 1/15/14 (a)	1,080,000	1,070,898
TransCapitalInvest Ltd. 5.67% 3/5/14 (a)	3,100,000	3,010,320
ZFS Finance USA Trust I 6.15% 12/15/65 (a)(c)	17,990,000	18,108,806
ZFS Finance USA Trust IV 5.875% 5/9/62 (a)(c)	3,845,000	3,811,164
		102,387,242
Insurance - 0.4%
Genworth Financial, Inc. 5.231% 5/16/09	2,695,000	2,683,360
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	2,485,000	2,547,759
		5,231,119
Real Estate Investment Trusts - 6.5%
Archstone-Smith Operating Trust 5.25% 12/1/10	4,790,000	4,745,185
Brandywine Operating Partnership LP:
4.5% 11/1/09	10,000,000	9,737,150
5.625% 12/15/10	4,753,000	4,756,403
Camden Property Trust 4.375% 1/15/10	985,000	956,874
Colonial Properties Trust 4.75% 2/1/10	6,186,000	6,060,387
Developers Diversified Realty Corp. 4.625% 8/1/10	2,250,000	2,183,848
Duke Realty LP:
4.625% 5/15/13	430,000	408,635
5.25% 1/15/10	5,000,000	4,956,735
5.625% 8/15/11	1,000,000	1,000,478
6.75% 5/30/08	2,195,000	2,212,180
6.8% 2/12/09	4,685,000	4,778,916
Federal Realty Investment Trust 5.4% 12/1/13	640,000	623,945
iStar Financial, Inc. 5.8% 3/15/11	10,095,000	10,071,469
Mack-Cali Realty LP 5.05% 4/15/10	5,219,000	5,126,525
Reckson Operating Partnership LP 5.15% 1/15/11	365,000	356,071
Simon Property Group LP:
4.6% 6/15/10	1,325,000	1,290,844
4.875% 8/15/10	8,100,000	7,946,141
5% 3/1/12	8,500,000	8,306,795
United Dominion Realty Trust, Inc. 4.5% 3/3/08	8,500,000	8,425,787
		83,944,368
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - 0.7%
ERP Operating LP 5.5% 10/1/12	$ 675,000	$ 671,450
Realogy Corp.:
7.15% 10/15/11 (a)	7,885,000	7,904,713
7.5% 10/15/16 (a)	1,135,000	1,135,000
		9,711,163
Thrifts & Mortgage Finance - 3.9%
Capmark Financial Group, Inc.:
5.875% 5/10/12 (a)	3,500,000	3,475,259
6.0069% 5/10/10 (a)(c)	3,500,000	3,505,222
Countrywide Financial Corp. 4.5% 6/15/10	2,985,000	2,892,716
Countrywide Home Loans, Inc. 4.125% 9/15/09	3,005,000	2,912,034
Independence Community Bank Corp.:
3.75% 4/1/14 (c)	7,640,000	7,387,796
4.9% 9/23/10	11,200,000	10,969,448
Residential Capital Corp. 7.1869% 4/17/09 (a)(c)	7,660,000	7,660,000
Residential Capital LLC 6.5% 6/1/12	3,750,000	3,729,413
Washington Mutual Bank 5.55% 6/16/10	7,750,000	7,752,914
		50,284,802
TOTAL FINANCIALS		576,433,519
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.4%
Hospira, Inc. 5.55% 3/30/12	5,000,000	4,970,310
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.:
3.75% 2/10/09	1,920,000	1,865,693
4.125% 8/15/09	3,345,000	3,260,382
		5,126,075
TOTAL HEALTH CARE		10,096,385
INDUSTRIALS - 5.4%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 6.4% 12/15/11 (a)	1,275,000	1,315,783
Airlines - 2.2%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	814,422	819,512
6.978% 10/1/12	2,537,450	2,575,512
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. pass thru trust certificates: - continued
7.024% 4/15/11	$ 4,465,000	$ 4,565,463
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	7,178,000	7,195,945
6.648% 3/15/19	6,887,806	7,094,441
6.795% 2/2/20	2,193,767	2,199,251
7.056% 3/15/11	705,000	720,863
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	1,100,000	1,152,250
United Airlines pass thru trust certificates 6.201% 3/1/10	2,069,242	2,092,521
		28,415,758
Building Products - 0.1%
Masco Corp. 5.64% 3/12/10 (c)	1,550,000	1,553,390
Commercial Services & Supplies - 1.9%
International Lease Financial Corp. 4.75% 7/1/09	25,245,000	24,982,603
Industrial Conglomerates - 0.8%
Hutchison Whampoa International 03/33 Ltd. 5.45% 11/24/10 (a)	9,660,000	9,640,216
Hutchison Whampoa International Ltd. 6.5% 2/13/13 (a)	1,225,000	1,270,174
		10,910,390
Road & Rail - 0.3%
Union Pacific Corp. 3.625% 6/1/10	3,345,000	3,166,531
TOTAL INDUSTRIALS		70,344,455
INFORMATION TECHNOLOGY - 1.5%
IT Services - 0.3%
First Data Corp. 3.375% 8/1/08	1,146,000	1,122,664
The Western Union Co. 5.4% 11/17/11	2,995,000	2,957,709
		4,080,373
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 1.2%
Xerox Corp.:
5.5% 5/15/12	$ 4,255,000	$ 4,202,464
9.75% 1/15/09	10,000,000	10,613,130
		14,815,594
TOTAL INFORMATION TECHNOLOGY		18,895,967
MATERIALS - 1.8%
Metals & Mining - 0.9%
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09	7,690,000	7,920,700
United States Steel Corp. 5.65% 6/1/13	3,780,000	3,745,795
		11,666,495
Paper & Forest Products - 0.9%
International Paper Co. 4.25% 1/15/09	11,580,000	11,334,458
TOTAL MATERIALS		23,000,953
TELECOMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 4.3%
Ameritech Capital Funding Corp. 6.25% 5/18/09	6,440,000	6,502,127
British Telecommunications PLC 8.625% 12/15/10	2,974,000	3,267,831
Sprint Capital Corp. 7.625% 1/30/11	16,006,000	16,948,561
Telecom Italia Capital SA:
4% 1/15/10	14,810,000	14,257,335
4.875% 10/1/10	8,035,000	7,854,534
Telefonos de Mexico SA de CV 4.5% 11/19/08	990,000	975,292
Verizon New York, Inc. 6.875% 4/1/12	6,145,000	6,403,311
		56,208,991
Wireless Telecommunication Services - 1.2%
Vodafone Group PLC 5.5% 6/15/11	15,385,000	15,374,261
TOTAL TELECOMMUNICATION SERVICES		71,583,252
UTILITIES - 10.9%
Electric Utilities - 4.9%
Commonwealth Edison Co.:
3.7% 2/1/08	785,000	773,835
5.4% 12/15/11	6,001,000	5,892,712
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Entergy Corp. 7.75% 12/15/09 (a)	$ 12,500,000	$ 12,995,313
FirstEnergy Corp. 6.45% 11/15/11	5,815,000	6,009,395
Oncor Electric Delivery Co. 6.375% 5/1/12	10,150,000	10,421,929
Pepco Holdings, Inc. 4% 5/15/10	9,275,000	8,871,445
Progress Energy, Inc. 7.1% 3/1/11	6,045,000	6,369,453
Sierra Pacific Power Co. 8% 6/1/08	4,015,000	4,115,375
TXU Energy Co. LLC 5.8549% 9/16/08 (a)(c)	7,200,000	7,201,872
		62,651,329
Gas Utilities - 1.4%
Atmos Energy Corp. 5.7306% 10/15/07 (c)	3,275,000	3,275,495
Consolidated Natural Gas Co. 6.85% 4/15/11	2,735,000	2,858,827
NiSource Finance Corp. 7.875% 11/15/10	3,485,000	3,736,007
Texas Eastern Transmission Corp. 7.3% 12/1/10	7,915,000	8,346,217
		18,216,546
Independent Power Producers & Energy Traders - 1.8%
Constellation Energy Group, Inc. 7% 4/1/12	9,530,000	10,053,531
PSEG Power LLC:
3.75% 4/1/09	1,425,000	1,380,202
7.75% 4/15/11	11,000,000	11,794,519
		23,228,252
Multi-Utilities - 2.8%
Dominion Resources, Inc.:
4.75% 12/15/10	13,875,000	13,535,201
6.3% 9/30/66 (c)	14,345,000	14,489,368
DTE Energy Co. 7.05% 6/1/11	7,770,000	8,170,831
		36,195,400
TOTAL UTILITIES		140,291,527
TOTAL NONCONVERTIBLE BONDS (Cost $1,137,840,803)		1,133,094,616
U.S. Treasury Obligations - 6.1%
	Principal Amount	Value
U.S. Treasury Notes:
4.625% 11/15/09	$ 50,030,000	$ 49,721,204
4.75% 1/31/12 (b)	29,696,000	29,556,785
TOTAL U.S. TREASURY OBLIGATIONS (Cost $79,687,427)		79,277,989
Foreign Government and Government Agency Obligations - 0.3%

Israeli State 4.625% 6/15/13 (Cost $3,364,332)	3,500,000	3,333,922
Fixed-Income Funds - 6.7%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $87,154,903)	875,851	86,831,868
Cash Equivalents - 0.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.32%, dated 5/31/07 due 6/1/07 (Collateralized by U.S. Government Obligations) # (Cost $8,867,000)	$ 8,868,310	8,867,000
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,316,914,465)		1,311,405,395
NET OTHER ASSETS - (1.5)%		(19,148,782)
NET ASSETS - 100%		$ 1,292,256,613
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive from Bank of America upon credit event of Northrup Grumman Corp., par value of the notional amount of Northrup Grumman Corp. 7.125% 2/15/11, and pay quarterly notional amount multiplied by .21%	Dec. 2016	$ 3,200,000	0
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Bank of America upon credit event of Raytheon Co., par value of the notional amount of Raytheon Co. 7.2% 8/15/27, and pay quarterly notional amount multiplied by .21%	June 2017	$ 3,200,000	$ 0
Receive from Deutsche Bank upon credit event of Devon Energy Corp., par value of the notional amount of Devon Energy Corp. 7.95% 4/15/32, and pay quarterly notional amount multiplied by ..17%	June 2012	3,900,000	0
Receive from Deutsche Bank upon credit event of Diamond Offshore Drilling, Inc., par value of the notional amount of Diamond Offshore Drilling, Inc. 0% 6/6/20, and pay quarterly notional amount multiplied by .23%	June 2012	3,900,000	687
Receive from Deutsche Bank upon credit event of Lockheed Martin Corp., par value of the notional amount of Lockheed Martin Corp. 7.65% 5/1/16, and pay quarterly notional amount multiplied by ..095%	Sept. 2012	3,200,000	(434)
Receive from Goldman Sachs, upon default event of First Data Corp., par value of the notional amount of First Data Corp. 5.625% 11/1/11, and pay quarterly notional amount multiplied by ..11%	August 2008	1,146,000	7,970
Receive from Merrill Lynch, Inc. upon credit event of Duke Energy Corp., par value of the notional amount of Duke Energy Corp. 6.25% 1/15/12, and pay quarterly notional amount multiplied by ..1%	June 2012	7,900,000	(5,579)
Receive from Morgan Stanley, Inc. upon credit event of Hospira, Inc., par value of the notional amount of Hospira, Inc. 5.9% 6/15/14, and pay quarterly notional amount multiplied by .60%	March 2012	5,000,000	(22,670)
Receive quarterly notional amount multiplied by .1% and pay Deutsche Bank upon default event of Morgan Stanley, Inc. par value of the notional amount of Morgan Stanley, Inc. 6.6% 4/1/12	March 2008	6,000,000	1,013
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .24% and pay Credit Suisse First Boston upon default event of Bear Stearns Companies, Inc., par value of the notional amount of Bear Stearns Companies, Inc. 5.3% 10/30/15

	March 2012	$ 2,000,000	$ (2,284)
Receive quarterly notional amount multiplied by .27% and pay Bank of America upon credit event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	June 2012	1,485,000	3,508
Receive quarterly notional amount multiplied by .3% and pay Bank of America upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	June 2012	1,700,000	3,314
Receive quarterly notional amount multiplied by .362% and pay UBS upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 6% 2/17/09	June 2012	3,200,000	19,186
Receive quarterly notional amount multiplied by .38% and pay Deutsche Bank upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12	March 2012	1,600,000	8,140
Receive quarterly notional amount multiplied by .46% and pay Lehman Brothers, Inc. upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. 4% 3/22/11	March 2012	6,000,000	6,818
Receive quarterly notional amount multiplied by .54% and pay Merrill Lynch, Inc. upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	June 2012	3,200,000	19,768
Receive quarterly notional amount multiplied by .54% and pay UBS upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	June 2012	3,200,000	(19,673)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .68% and pay JPMorgan Chase, Inc. upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. 4% 3/22/11

	March 2012	$ 2,400,000	$ 26,105
Receive semi-annually notional amount multiplied by .26% and pay Lehman Brothers, Inc. upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30	April 2008	9,750,000	6,938
TOTAL CREDIT DEFAULT SWAPS		71,981,000	52,807
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.903% with Lehman Brothers, Inc.	Dec. 2011	5,000,000	86,525
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.924% with Bank of America	Dec. 2011	13,000,000	70,279
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.98% with Morgan Stanley, Inc.	Jan. 2014	6,500,000	69,021
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.159% with Bank of America	Nov. 2011	15,000,000	108,602
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.17% with Deutsche Bank	Jan. 2017	2,000,000	16,674
Receive semi-annually a fixed rate equal to 4.95% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	April 2010	50,000,000	(525,100)
Receive semi-annually a fixed rate equal to 4.9525% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Dec. 2008	16,000,000	82,181
Receive semi-annually a fixed rate equal to 5.066% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2009	5,000,000	(31,280)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.139% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Nov. 2008	$ 40,000,000	$ (184,304)
Receive semi-annually a fixed rate equal to 5.2875% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2009	30,000,000	355,143
TOTAL INTEREST RATE SWAPS		182,500,000	47,741
		$ 254,481,000	$ 100,548
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $163,723,742 or 12.7% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$8,867,000 due 6/01/07 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 71,851
BNP Paribas Securities Corp.	101,927
Banc of America Securities LLC	2,980,657
Bank of America, NA	407,708
Barclays Capital, Inc.	789,491
Citigroup Global Markets, Inc.	203,854
Countrywide Securities Corp.	1,019,270
Greenwich Capital Markets, Inc.	101,927
Merrill Lynch Government Securities, Inc.	203,854
Societe Generale, New York Branch	764,452
UBS Securities LLC	2,038,540
WestLB AG	183,469
$ 8,867,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 5,042,906
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ -	$ 239,999,961	$ 152,500,091	$ 86,831,868	0.6%
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,315,791,502. Net unrealized depreciation aggregated $4,386,107, of which $5,055,095 related to appreciated investment securities and $9,441,202 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Corporate Bond
1-10 Year Central Fund

May 31, 2007

1.850078.100

CB10CEN-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 91.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.5%
Auto Components - 1.4%
DaimlerChrysler NA Holding Corp.:
5.69% 3/13/09 (c)	$ 32,330,000	$ 32,386,157
5.75% 9/8/11	45,785,000	46,054,674
5.875% 3/15/11	17,000,000	17,171,870
		95,612,701
Household Durables - 0.9%
Fortune Brands, Inc. 5.125% 1/15/11	34,690,000	33,973,131
Whirlpool Corp. 6.125% 6/15/11	32,155,000	32,513,400
		66,486,531
Media - 3.7%
AOL Time Warner, Inc.:
6.75% 4/15/11	10,400,000	10,813,202
6.875% 5/1/12	19,975,000	20,975,308
Comcast Corp.:
4.95% 6/15/16	19,145,000	17,883,115
5.5% 3/15/11	3,125,000	3,122,713
5.85% 1/15/10	500,000	504,133
5.9% 3/15/16	19,000,000	18,969,695
Cox Communications, Inc.:
4.625% 1/15/10	17,520,000	17,150,013
4.625% 6/1/13	55,475,000	52,430,310
Gannett Co., Inc. 5.56% 5/26/09 (c)	20,025,000	20,059,043
Hearst-Argyle Television, Inc. 7% 11/15/07	7,500,000	7,520,925
News America Holdings, Inc. 7.375% 10/17/08	2,000,000	2,043,008
News America, Inc. 4.75% 3/15/10	2,000,000	1,961,560
Time Warner Cable, Inc.:
5.4% 7/2/12 (b)	25,000,000	24,705,775
5.85% 5/1/17 (b)	22,218,000	21,902,016
Time Warner, Inc. 5.875% 11/15/16	26,045,000	25,734,309
Viacom, Inc. 5.75% 4/30/11	10,250,000	10,270,961
		256,046,086
Multiline Retail - 0.5%
Federated Department Stores, Inc. 6.625% 4/1/11	6,806,000	7,020,335
The May Department Stores Co. 4.8% 7/15/09	30,192,000	29,717,019
		36,737,354
TOTAL CONSUMER DISCRETIONARY		454,882,672
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - 2.6%
Beverages - 0.3%
FBG Finance Ltd. 5.125% 6/15/15 (b)	$ 24,025,000	$ 22,712,346
Food & Staples Retailing - 1.0%
CVS Caremark Corp.:
5.66% 6/1/10 (c)	18,790,000	18,784,739
6.036% 12/10/28 (b)	19,610,865	19,249,633
6.302% 6/1/37 (c)	34,545,000	34,316,416
		72,350,788
Food Products - 0.9%
H.J. Heinz Co. 6.428% 12/1/08 (b)(c)	30,405,000	30,742,191
Kraft Foods, Inc. 5.625% 11/1/11	29,951,000	29,931,891
		60,674,082
Tobacco - 0.4%
Altria Group, Inc. 7% 11/4/13	22,895,000	24,471,802
TOTAL CONSUMER STAPLES		180,209,018
ENERGY - 10.4%
Energy Equipment & Services - 1.5%
Kinder Morgan, Inc. 6.5% 9/1/12	29,305,000	29,666,829
Noble Drilling Corp. 5.875% 6/1/13	13,800,000	13,861,990
Petronas Capital Ltd. 7% 5/22/12 (b)	42,845,000	45,623,584
Weatherford International Ltd. 4.95% 10/15/13	14,255,000	13,521,652
		102,674,055
Oil, Gas & Consumable Fuels - 8.9%
Amerada Hess Corp. 6.65% 8/15/11	16,526,000	17,183,702
Canadian Natural Resources Ltd. 5.7% 5/15/17	23,675,000	23,265,849
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	33,730,000	33,156,995
Duke Capital LLC:
4.37% 3/1/09	13,045,000	12,779,482
6.25% 2/15/13	33,795,000	34,333,118
Duke Energy Field Services:
5.375% 10/15/15 (b)	10,000,000	9,617,090
6.875% 2/1/11	16,335,000	17,008,345
El Paso Natural Gas Co. 5.95% 4/15/17 (b)	7,650,000	7,536,321
Empresa Nacional de Petroleo 6.75% 11/15/12 (b)	13,864,000	14,497,710
Enbridge Energy Partners LP 5.875% 12/15/16	14,780,000	14,581,830
EnCana Holdings Finance Corp. 5.8% 5/1/14	23,635,000	23,724,128
Enterprise Products Operating LP 4.625% 10/15/09	15,930,000	15,633,798
Gazstream SA 5.625% 7/22/13 (b)	15,768,574	15,721,269
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan Energy Partners LP 5.35% 8/15/07	$ 8,570,000	$ 8,565,372
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	53,460,000	52,470,883
Lukoil International Finance BV 6.656% 6/7/22 (b)	15,000,000	15,000,000
Nakilat, Inc. 6.067% 12/31/33 (b)	27,140,000	26,119,807
Nexen, Inc.:
5.05% 11/20/13	31,465,000	30,171,946
5.2% 3/10/15	7,435,000	7,126,336
6.4% 5/15/37	14,780,000	14,386,054
Pemex Project Funding Master Trust:
5.75% 12/15/15	840,000	845,040
5.9475% 12/3/12 (b)(c)	170,000	171,955
6.125% 8/15/08	42,500,000	42,712,500
6.6549% 6/15/10 (b)(c)	17,420,000	17,916,470
Plains All American Pipeline LP:
6.125% 1/15/17 (b)	29,395,000	29,549,118
7.75% 10/15/12	19,297,000	21,001,851
Premcor Refining Group, Inc. 9.5% 2/1/13	10,155,000	10,837,304
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (b)	24,445,000	26,931,399
Ras Laffan Liquid Natural Gas Co. Ltd. III 5.832% 9/30/16 (b)	26,775,000	26,567,762
Source Gas LLC 5.9% 4/1/17 (b)	29,000,000	28,484,612
TransCanada PipeLines Ltd. 6.35% 5/15/67	19,400,000	18,991,475
		616,889,521
TOTAL ENERGY		719,563,576
FINANCIALS - 43.4%
Capital Markets - 5.9%
Bank of New York Co., Inc. 3.4% 3/15/13 (c)	27,850,000	27,403,008
Goldman Sachs Group, Inc.:
5.25% 10/15/13	35,455,000	34,809,719
5.625% 1/15/17	23,830,000	23,324,304
6.6% 1/15/12	52,955,000	55,111,963
Janus Capital Group, Inc. 5.875% 9/15/11	14,864,000	14,863,584
Lazard Group LLC 7.125% 5/15/15	11,265,000	11,717,447
Legg Mason, Inc. 6.75% 7/2/08	30,865,000	31,235,071
Lehman Brothers Holdings E-Capital Trust I 6.14% 8/19/65 (c)	36,605,000	37,023,285
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.:
4.25% 2/8/10	$ 30,985,000	$ 30,018,330
5.59% 6/5/12 (c)	32,300,000	32,300,000
Morgan Stanley:
4.75% 4/1/14	6,500,000	6,117,969
5.05% 1/21/11	24,915,000	24,492,367
5.65% 1/9/14 (c)	40,930,000	40,851,537
6.6% 4/1/12	19,565,000	20,391,856
Nuveen Investments, Inc.:
5% 9/15/10	3,205,000	3,144,054
5.5% 9/15/15	12,475,000	12,079,343
Scotland International Finance No. 2 BV 7.7% 8/15/10 (b)	8,000,000	8,532,576
		413,416,413
Commercial Banks - 7.5%
Bank of America NA 5.3% 3/15/17	37,000,000	35,889,926
Bank One Corp. 5.25% 1/30/13	7,610,000	7,498,780
BB&T Corp. 6.5% 8/1/11	10,170,000	10,553,328
Corporacion Andina de Fomento 5.2% 5/21/13	3,560,000	3,467,679
Credit Suisse (Guernsey) Ltd. 5.86%	10,975,000	10,763,095
DBS Bank Ltd. (Singapore) 5.58% 5/16/17 (b)(c)	40,825,000	40,851,536
Export-Import Bank of Korea:
4.125% 2/10/09 (b)	2,670,000	2,609,362
5.125% 2/14/11	23,895,000	23,496,551
5.25% 2/10/14 (b)	4,620,000	4,527,498
KeyBank NA:
5.8% 7/1/14	12,790,000	12,843,539
7% 2/1/11	21,125,000	22,180,088
Korea Development Bank:
3.875% 3/2/09	50,780,000	49,406,503
4.625% 9/16/10	15,000,000	14,616,315
4.75% 7/20/09	7,670,000	7,556,392
5.75% 9/10/13	14,540,000	14,668,505
M&I Marshall & Ilsley Bank 5.15% 2/22/12	33,250,000	32,838,432
PNC Funding Corp.:
5.495% 1/31/12 (c)	20,275,000	20,279,866
7.5% 11/1/09	16,580,000	17,372,275
Rabobank Capital Funding Trust II 5.26% (b)(c)	4,655,000	4,514,130
Santander Issuances SA Unipersonal 5.805% 6/20/16 (b)(c)	34,405,000	34,644,803
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
SouthTrust Corp. 5.8% 6/15/14	$ 4,410,000	$ 4,446,034
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (b)(c)	24,000,000	23,843,664
Union Planters Corp. 7.75% 3/1/11	7,500,000	8,051,888
UnionBanCal Corp. 5.25% 12/16/13	5,420,000	5,293,367
Wachovia Bank NA 4.875% 2/1/15	51,520,000	49,215,768
Wachovia Corp. 4.875% 2/15/14	20,026,000	19,210,762
Wells Fargo & Co.:
4% 9/10/12 (c)	10,605,000	10,560,077
4.2% 1/15/10	27,595,000	26,881,586
		518,081,749
Consumer Finance - 2.5%
Aiful Corp. 4.45% 2/16/10 (b)	300,000	288,849
American Express Co. 6.8% 9/1/66 (c)	10,440,000	10,902,586
Capital One Bank 4.875% 5/15/08	4,045,000	4,025,754
Capital One Financial Corp. 5.7% 9/15/11	29,875,000	29,867,621
Household Finance Corp.:
5.875% 2/1/09	3,500,000	3,523,471
7% 5/15/12	3,830,000	4,048,210
HSBC Finance Corp.:
5.25% 1/14/11	23,805,000	23,590,112
5.25% 1/15/14	8,625,000	8,411,514
6.75% 5/15/11	16,155,000	16,820,554
MBNA America Bank NA 7.125% 11/15/12	5,675,000	6,095,727
MBNA Corp. 7.5% 3/15/12	13,160,000	14,257,110
Nelnet, Inc. 7.4% 9/29/36 (c)	22,000,000	22,476,674
ORIX Corp. 5.48% 11/22/11	24,050,000	23,881,650
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (b)	4,360,864	4,476,808
		172,666,640
Diversified Financial Services - 6.7%
Allstate Life Global Funding II 4.25% 9/10/08 (b)	6,525,000	6,422,695
Bank of America Corp.:
4.5% 8/1/10	52,688,000	51,414,215
7.4% 1/15/11	45,500,000	48,415,777
BTM Curacao Holding NV 5.6756% 12/19/16 (b)(c)	3,800,000	3,787,707
Citigroup, Inc.:
5% 9/15/14	32,500,000	31,302,635
5.1% 9/29/11	21,263,000	20,986,879
5.125% 2/14/11	16,880,000	16,722,797
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
HSBC Finance Capital Trust IX 5.911% 11/30/35 (c)	$ 10,000,000	$ 9,855,350
International Lease Finance Corp.:
4.375% 11/1/09	21,415,000	20,925,903
5.4% 2/15/12	23,440,000	23,276,272
JPMorgan Chase & Co.:
4.891% 9/1/15 (c)	6,715,000	6,594,815
5.6% 6/1/11	34,785,000	34,994,232
5.75% 1/2/13	37,830,000	38,139,336
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	29,290,000	29,375,878
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	8,920,000	8,495,417
5.5% 1/15/14 (b)	5,685,000	5,637,087
5.7% 4/15/17 (b)	13,880,000	13,587,368
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	16,500,000	16,022,672
ZFS Finance USA Trust I 6.15% 12/15/65 (b)(c)	19,010,000	19,135,542
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(c)	36,300,000	35,928,215
ZFS Finance USA Trust IV 5.875% 5/9/62 (b)(c)	20,465,000	20,284,908
ZFS Finance USA Trust V 6.5% 5/9/67 (b)(c)	4,685,000	4,629,717
		465,935,417
Insurance - 3.9%
American International Group, Inc. 4.25% 5/15/13	26,500,000	24,788,312
Assurant, Inc. 5.625% 2/15/14	6,090,000	6,005,459
Axis Capital Holdings Ltd. 5.75% 12/1/14	4,570,000	4,477,083
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(c)	12,702,000	13,194,609
Liberty Mutual Group, Inc. 5.75% 3/15/14 (b)	4,800,000	4,698,595
Lincoln National Corp. 7% 5/17/66 (c)	48,820,000	50,850,814
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	7,004,000	7,180,886
MetLife, Inc. 6.125% 12/1/11	10,000,000	10,245,220
Metropolitan Life Global Funding I 4.625% 8/19/10 (b)	27,000,000	26,565,867
Principal Life Global Funding I 6.25% 2/15/12 (b)	13,690,000	14,127,149
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(c)	27,351,000	26,537,417
Symetra Financial Corp. 6.125% 4/1/16 (b)	35,710,000	35,670,148
The Chubb Corp. 6.375% 3/29/67 (c)	33,845,000	33,653,810
The St. Paul Travelers Companies, Inc.:
6.38% 12/15/08	2,200,000	2,222,458
8.125% 4/15/10	10,225,000	10,925,566
		271,143,393
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - 11.4%
AMB Property LP 5.9% 8/15/13	$ 29,030,000	$ 29,326,193
Archstone-Smith Operating Trust:
5.25% 12/1/10	13,625,000	13,497,525
5.25% 5/1/15	26,015,000	25,266,653
Arden Realty LP:
5.2% 9/1/11	10,960,000	10,874,753
5.25% 3/1/15	1,210,000	1,186,174
AvalonBay Communities, Inc. 5.5% 1/15/12	14,205,000	14,149,572
Boston Properties, Inc. 6.25% 1/15/13	20,580,000	21,189,929
Brandywine Operating Partnership LP:
4.5% 11/1/09	26,690,000	25,988,453
5.625% 12/15/10	33,380,000	33,403,900
5.75% 4/1/12	15,206,000	15,250,843
BRE Properties, Inc.:
4.875% 5/15/10	21,140,000	20,844,103
5.75% 9/1/09	5,000,000	5,003,235
Camden Property Trust:
4.375% 1/15/10	9,150,000	8,888,731
5.375% 12/15/13	5,370,000	5,256,425
5.875% 11/30/12	24,210,000	24,457,596
Colonial Properties Trust:
4.75% 2/1/10	47,949,000	46,975,348
5.5% 10/1/15	27,155,000	26,335,842
6.25% 6/15/14	3,000,000	3,053,736
Developers Diversified Realty Corp.:
3.875% 1/30/09	16,715,000	16,263,177
4.625% 8/1/10	24,655,000	23,930,118
5% 5/3/10	18,340,000	18,042,415
5.25% 4/15/11	19,905,000	19,615,502
5.375% 10/15/12	10,520,000	10,348,187
Duke Realty LP:
4.625% 5/15/13	5,130,000	4,875,111
5.25% 1/15/10	3,710,000	3,677,897
5.625% 8/15/11	9,135,000	9,139,367
5.95% 2/15/17	12,330,000	12,407,395
Equity One, Inc.:
6% 9/15/17 (b)	3,985,000	3,940,575
6.25% 1/15/17	4,040,000	4,074,397
Federal Realty Investment Trust:
5.4% 12/1/13	3,380,000	3,295,209
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust: - continued
6% 7/15/12	$ 24,000,000	$ 24,299,064
6.2% 1/15/17	5,075,000	5,168,258
Heritage Property Investment Trust, Inc.:
4.5% 10/15/09	26,745,000	26,718,629
5.125% 4/15/14	12,250,000	12,226,480
Hospitality Properties Trust 5.625% 3/15/17	9,820,000	9,461,433
HRPT Properties Trust 5.75% 11/1/15	7,280,000	7,211,699
iStar Financial, Inc.:
5.15% 3/1/12	14,155,000	13,662,236
5.375% 4/15/10	4,240,000	4,196,353
5.65% 9/15/11	26,790,000	26,498,739
5.8% 3/15/11	22,040,000	21,988,625
Liberty Property LP:
5.125% 3/2/15	6,940,000	6,640,796
5.5% 12/15/16	4,165,000	4,046,976
Mack-Cali Realty LP:
5.05% 4/15/10	5,675,000	5,574,445
7.25% 3/15/09	23,865,000	24,508,782
Reckson Operating Partnership LP 5.15% 1/15/11	1,935,000	1,887,662
Simon Property Group LP:
4.6% 6/15/10	8,970,000	8,738,771
4.875% 8/15/10	5,520,000	5,415,148
5.375% 6/1/11	5,080,000	5,064,262
5.6% 9/1/11	22,240,000	22,320,976
5.625% 8/15/14	6,370,000	6,348,170
5.75% 5/1/12	19,000,000	19,176,320
7.75% 1/20/11	6,720,000	7,206,615
Tanger Properties LP:
6.15% 11/15/15	20,200,000	20,172,791
9.125% 2/15/08	1,125,000	1,170,698
United Dominion Realty Trust, Inc. 5.25% 1/15/15	9,905,000	9,496,171
Washington Real Estate Investment Trust 5.95% 6/15/11	29,760,000	29,991,444
		789,749,904
Real Estate Management & Development - 2.2%
Colonial Realty LP 6.05% 9/1/16	12,110,000	12,152,627
ERP Operating LP 5.5% 10/1/12	3,620,000	3,600,959
Post Apartment Homes LP:
5.45% 6/1/12	11,090,000	10,825,326
6.3% 6/1/13	19,615,000	20,024,561
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.:
7.15% 10/15/11 (b)	$ 23,400,000	$ 23,458,500
7.5% 10/15/16 (b)	47,520,000	47,520,000
Regency Centers LP:
4.95% 4/15/14	5,000,000	4,753,400
5.25% 8/1/15	17,455,000	16,796,405
5.875% 6/15/17	14,305,000	14,237,337
		153,369,115
Thrifts & Mortgage Finance - 3.3%
Capmark Financial Group, Inc. 5.875% 5/10/12 (b)	36,710,000	36,450,497
Countrywide Financial Corp.:
4.5% 6/15/10	8,600,000	8,334,122
6.25% 5/15/16	7,109,000	7,152,571
Countrywide Home Loans, Inc.:
3.25% 5/21/08	4,111,000	4,022,087
4.125% 9/15/09	15,687,000	15,201,691
Independence Community Bank Corp.:
3.5% 6/20/13 (c)	3,030,000	2,965,555
3.75% 4/1/14 (c)	34,515,000	33,375,625
4.9% 9/23/10	21,280,000	20,841,951
Residential Capital Corp. 7.1869% 4/17/09 (b)(c)	42,017,000	42,017,000
Residential Capital LLC 6.5% 6/1/12	20,060,000	19,949,871
Washington Mutual, Inc.:
4.625% 4/1/14	32,364,000	29,925,340
5.75% 9/17/12 (c)	7,500,000	7,516,200
		227,752,510
TOTAL FINANCIALS		3,012,115,141
HEALTH CARE - 1.5%
Biotechnology - 0.7%
Amgen, Inc. 5.85% 6/1/17 (b)	48,375,000	48,157,941
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp. 6% 6/15/11	10,609,000	10,586,297
Health Care Providers & Services - 0.6%
Coventry Health Care, Inc. 5.95% 3/15/17	14,300,000	14,132,047
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.:
3.75% 2/10/09	$ 17,550,000	$ 17,053,598
4.125% 8/15/09	8,564,000	8,347,357
		39,533,002
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	7,840,000	7,623,357
TOTAL HEALTH CARE		105,900,597
INDUSTRIALS - 5.0%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (b)	21,605,000	21,129,366
6.4% 12/15/11 (b)	6,693,000	6,907,089
		28,036,455
Airlines - 3.1%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	1,694,033	1,704,620
6.978% 10/1/12	5,943,380	6,032,531
7.024% 4/15/11	23,155,000	23,675,988
7.858% 4/1/13	44,460,000	47,738,925
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	34,598,626	35,636,585
6.795% 2/2/20	952,269	954,650
6.82% 5/1/18	1,901,920	1,982,752
6.9% 7/2/19	8,051,827	8,498,461
7.056% 3/15/11	12,310,000	12,586,975
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	5,820,000	6,096,450
U.S. Airways pass thru trust certificates:
6.85% 7/30/19	18,883,895	19,592,041
8.36% 7/20/20	13,544,823	14,967,029
United Airlines pass thru trust certificates:
6.071% 9/1/14	9,086,871	9,143,209
6.201% 3/1/10	5,787,148	5,852,253
6.602% 9/1/13	16,297,210	16,541,668
		211,004,137
Building Products - 0.1%
Masco Corp. 5.64% 3/12/10 (c)	8,910,000	8,929,486
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	$ 2,580,000	$ 2,409,679
Industrial Conglomerates - 0.8%
Hutchison Whampoa International 03/33 Ltd. 5.45% 11/24/10 (b)	23,540,000	23,491,790
Hutchison Whampoa International Ltd. 6.5% 2/13/13 (b)	31,145,000	32,293,534
		55,785,324
Machinery - 0.1%
Atlas Copco AB 5.6% 5/22/17 (b)	7,890,000	7,788,045
Road & Rail - 0.4%
Canadian Pacific Railway Co. yankee 6.25% 10/15/11	2,700,000	2,765,907
Norfolk Southern Corp. 6% 4/30/08	9,250,000	9,286,390
Union Pacific Corp. 3.625% 6/1/10	19,025,000	18,009,940
		30,062,237
TOTAL INDUSTRIALS		344,015,363
INFORMATION TECHNOLOGY - 1.2%
IT Services - 0.2%
First Data Corp. 3.375% 8/1/08	6,040,000	5,917,007
The Western Union Co. 5.4% 11/17/11	11,430,000	11,287,685
		17,204,692
Office Electronics - 0.5%
Xerox Corp.:
5.5% 5/15/12	22,640,000	22,360,464
9.75% 1/15/09	9,500,000	10,082,474
		32,442,938
Semiconductors & Semiconductor Equipment - 0.5%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	16,350,000	16,355,543
6.375% 8/3/15	15,000,000	15,220,140
		31,575,683
TOTAL INFORMATION TECHNOLOGY		81,223,313
MATERIALS - 1.5%
Construction Materials - 0.2%
CRH America, Inc. 6% 9/30/16	15,000,000	15,040,905
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (b)	$ 5,315,000	$ 5,474,450
Metals & Mining - 0.9%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	16,380,000	16,988,779
United States Steel Corp.:
5.65% 6/1/13	20,240,000	20,056,848
6.05% 6/1/17	4,420,000	4,380,622
Vale Overseas Ltd. 6.25% 1/23/17	19,000,000	19,118,351
		60,544,600
Paper & Forest Products - 0.3%
International Paper Co.:
4.25% 1/15/09	23,315,000	22,820,629
5.85% 10/30/12	1,216,000	1,217,824
		24,038,453
TOTAL MATERIALS		105,098,408
TELECOMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 6.0%
Ameritech Capital Funding Corp. 6.25% 5/18/09	10,640,000	10,742,644
AT&T Broadband Corp. 8.375% 3/15/13	21,152,000	23,869,186
BellSouth Corp. 4.2% 9/15/09	9,835,000	9,571,629
British Telecommunications PLC 8.625% 12/15/10	9,390,000	10,317,732
Deutsche Telekom International Finance BV 5.25% 7/22/13	20,035,000	19,530,158
Embarq Corp. 7.082% 6/1/16	1,837,000	1,871,146
KT Corp. 5.875% 6/24/14 (b)	8,420,000	8,522,775
SBC Communications, Inc.:
4.125% 9/15/09	5,000,000	4,859,220
5.1% 9/15/14	17,750,000	17,149,873
5.875% 2/1/12	22,365,000	22,658,630
5.875% 8/15/12	8,000,000	8,104,752
Sprint Capital Corp. 7.625% 1/30/11	13,750,000	14,559,710
Telecom Italia Capital SA:
4% 1/15/10	30,045,000	28,923,811
4.95% 9/30/14	36,251,000	34,015,546
Telefonica Emisiones SAU 6.421% 6/20/16	33,965,000	35,017,406
Telefonos de Mexico SA de CV 4.75% 1/27/10	68,055,000	66,768,761
TELUS Corp. yankee 7.5% 6/1/07	48,080,000	48,080,000
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Global Funding Corp. 7.25% 12/1/10	$ 27,480,000	$ 29,074,142
Verizon New York, Inc. 6.875% 4/1/12	23,384,000	24,366,970
		418,004,091
Wireless Telecommunication Services - 2.7%
America Movil SA de CV 4.125% 3/1/09	9,945,000	9,697,220
AT&T Wireless Services, Inc.:
7.875% 3/1/11	19,560,000	21,150,032
8.125% 5/1/12	22,310,000	24,726,753
Sprint Nextel Corp. 6% 12/1/16	52,804,000	50,911,980
Vodafone Group PLC:
5% 12/16/13	26,375,000	25,446,178
5.5% 6/15/11	26,770,000	26,751,315
5.625% 2/27/17	29,015,000	28,298,068
		186,981,546
TOTAL TELECOMMUNICATION SERVICES		604,985,637
UTILITIES - 10.8%
Electric Utilities - 4.9%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	37,155,000	36,870,801
Commonwealth Edison Co.:
3.7% 2/1/08	4,155,000	4,095,903
5.4% 12/15/11	8,248,000	8,099,165
Exelon Corp.:
4.9% 6/15/15	26,185,000	24,462,394
6.75% 5/1/11	7,010,000	7,254,334
FirstEnergy Corp. 6.45% 11/15/11	16,146,000	16,685,761
FPL Group Capital, Inc. 6.35% 10/1/66 (c)	8,595,000	8,574,913
Oncor Electric Delivery Co. 6.375% 5/1/12	5,720,000	5,873,245
Pepco Holdings, Inc.:
4% 5/15/10	18,255,000	17,460,725
6.45% 8/15/12	30,525,000	31,498,534
PPL Capital Funding, Inc. 6.7% 3/30/67 (c)	42,660,000	41,485,698
Progress Energy, Inc.:
5.625% 1/15/16	10,000,000	9,927,380
7.1% 3/1/11	27,698,000	29,184,635
Southern California Edison Co.:
4.65% 4/1/15	2,685,000	2,526,311
5% 1/15/14	3,105,000	3,012,713
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
TXU Energy Co. LLC:
5.8549% 9/16/08 (b)(c)	$ 37,800,000	$ 37,809,828
7% 3/15/13	55,236,000	56,945,278
		341,767,618
Gas Utilities - 0.8%
Consolidated Natural Gas Co. 6.85% 4/15/11	6,080,000	6,355,272
NiSource Finance Corp.:
5.4% 7/15/14	11,024,000	10,654,950
7.875% 11/15/10	8,360,000	8,962,129
Southern Natural Gas Co. 5.9% 4/1/17 (b)	3,615,000	3,558,657
Texas Eastern Transmission Corp. 7.3% 12/1/10	25,370,000	26,752,183
		56,283,191
Independent Power Producers & Energy Traders - 1.0%
Constellation Energy Group, Inc. 7% 4/1/12	29,952,000	31,597,413
Duke Capital LLC 5.668% 8/15/14	16,820,000	16,444,393
Exelon Generation Co. LLC 5.35% 1/15/14	12,500,000	12,099,413
PSEG Power LLC 3.75% 4/1/09	7,555,000	7,317,493
		67,458,712
Multi-Utilities - 4.1%
CenterPoint Energy, Inc. 5.95% 2/1/17	24,630,000	24,375,153
Dominion Resources, Inc.:
4.75% 12/15/10	32,170,000	31,382,157
6.3% 9/30/66 (c)	32,410,000	32,736,174
7.5% 6/30/66 (c)	43,305,000	46,197,817
DTE Energy Co. 7.05% 6/1/11	8,050,000	8,465,275
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	22,130,000	22,446,348
National Grid PLC 6.3% 8/1/16	65,120,000	67,205,533
PSEG Funding Trust I 5.381% 11/16/07	20,722,000	20,684,017
Sempra Energy 7.95% 3/1/10	14,454,000	15,351,348
Wisconsin Energy Corp. 6.25% 5/15/67 (c)	4,000,000	3,895,488
WPS Resources Corp. 6.11% 12/1/66 (c)	13,865,000	13,570,618
		286,309,928
TOTAL UTILITIES		751,819,449
TOTAL NONCONVERTIBLE BONDS (Cost $6,380,821,595)		6,359,813,174
U.S. Treasury Obligations - 1.3%
	Principal Amount	Value
U.S. Treasury Notes:
4.5% 11/30/11	$ 18,545,000	$ 18,287,113
4.75% 1/31/12	72,294,000	71,955,074
TOTAL U.S. TREASURY OBLIGATIONS (Cost $90,937,254)		90,242,187
Foreign Government and Government Agency Obligations - 1.3%

Chilean Republic 7.125% 1/11/12	24,915,000	26,599,254
Israeli State:
4.625% 6/15/13	10,600,000	10,097,019
5.5% 11/9/16	15,000,000	14,759,220
Korean Republic 4.875% 9/22/14	2,495,000	2,407,625
Saskatchewan Province 7.125% 3/15/08	4,800,000	4,860,696
United Mexican States 5.875% 1/15/14	30,535,000	31,237,305
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $88,040,396)		89,961,119
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $5,904,091)	5,970,000	6,282,255
Fixed-Income Funds - 3.0%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $209,525,602)	2,106,230	208,811,642
Preferred Securities - 0.9%
	Principal Amount
FINANCIALS - 0.9%
Diversified Financial Services - 0.9%
ING Groep NV 5.775% (a)	$ 8,610,000	8,668,339
MUFG Capital Finance 1 Ltd. 6.346% (c)	51,670,000	53,108,043
		61,776,382
TOTAL PREFERRED SECURITIES (Cost $60,125,037)		61,776,382
Cash Equivalents - 0.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.32%, dated 5/31/07 due 6/1/07 (Collateralized by U.S. Government Obligations) # (Cost $29,117,000)	$ 29,121,300	$ 29,117,000
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $6,864,470,975)		6,846,003,759
NET OTHER ASSETS - 1.4%		99,136,207
NET ASSETS - 100%		$ 6,945,139,966
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive from Bank of America upon credit event of Northrup Grumman Corp., par value of the notional amount of Northrup Grumman Corp. 7.125% 2/15/11, and pay quarterly notional amount multiplied by .21%	Dec. 2016	$ 16,800,000	0
Receive from Bank of America upon credit event of Raytheon Co., par value of the notional amount of Raytheon Co. 7.2% 8/15/27, and pay quarterly notional amount multiplied by .21%	June 2017	16,800,000	0
Receive from Bank of America, upon default event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	June 2009	8,890,000	(8,978)
Receive from Deutsche Bank upon credit event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15, and pay quarterly notional amount multiplied by .6%	June 2015	5,000,000	(2,133)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Deutsche Bank upon credit event of Devon Energy Corp., par value of the notional amount of Devon Energy Corp. 7.95% 4/15/32, and pay quarterly notional amount multiplied by .17%	June 2012	$ 21,100,000	$ 0
Receive from Deutsche Bank upon credit event of Diamond Offshore Drilling, Inc., par value of the notional amount of Diamond Offshore Drilling, Inc. 0% 6/6/20, and pay quarterly notional amount multiplied by .23%	June 2012	21,100,000	3,718
Receive from Deutsche Bank upon credit event of Lockheed Martin Corp., par value of the notional amount of Lockheed Martin Corp. 7.65% 5/1/16, and pay quarterly notional amount multiplied by .095%	Sept. 2012	16,800,000	(2,278)
Receive from Deutsche Bank, upon default event of Boston Scientific Corp., par value of the notional amount of Boston Scientific Corp. 5.45% 6/15/14, and pay quarterly notional amount multiplied by .49%	March 2011	10,609,000	39,897
Receive from Deutsche Bank, upon default event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15, and pay quarterly notional amount multiplied by .74%	June 2015	10,000,000	(98,406)
Receive from Deutsche Bank, upon default event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	June 2009	11,135,000	(20,596)
Receive from Goldman Sachs, upon default event of First Data Corp., par value of the notional amount of First Data Corp. 5.625% 11/1/11, and pay quarterly notional amount multiplied by ..11%	August 2008	6,040,000	42,006
Receive from Merrill Lynch, Inc. upon credit event of Duke Energy Corp., par value of the notional amount of Duke Energy Corp. 6.25% 1/15/12, and pay quarterly notional amount multiplied by .1%	June 2012	42,100,000	(29,731)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Merrill Lynch, Inc. upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%

	Sept. 2013	$ 1,035,000	$ (63,796)
Receive from Merrill Lynch, Inc., upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	1,545,000	(58,149)
Receive from UBS, upon default event of Kinder Morgan, Inc., par value of the notional amount of Kinder Morgan, Inc. 6.5% 9/1/12, and pay quarterly notional amount multiplied by .86%	Dec. 2010	5,000,000	(59,099)
Receive quarterly notional amount multiplied by .1% and pay Deutsche Bank upon default event of Morgan Stanley, Inc. par value of the notional amount of Morgan Stanley, Inc. 6.6% 4/1/12	March 2008	36,000,000	6,077
Receive quarterly notional amount multiplied by .24% and pay Credit Suisse First Boston upon default event of Bear Stearns Companies, Inc., par value of the notional amount of Bear Stearns Companies, Inc. 5.3% 10/30/15	March 2012	10,500,000	(11,993)
Receive quarterly notional amount multiplied by .27% and pay Bank of America upon credit event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	June 2012	7,860,000	18,568
Receive quarterly notional amount multiplied by .3% and pay Bank of America upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	June 2012	9,200,000	17,934
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	29,000,000	177,660
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .362% and pay UBS upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 6% 2/17/09	June 2012	$ 16,800,000	$ 100,728
Receive quarterly notional amount multiplied by .38% and pay Deutsche Bank upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12	March 2012	8,400,000	42,734
Receive quarterly notional amount multiplied by .41% and pay Citibank upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/8/12	June 2012	10,000,000	61,463
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	9,800,000	61,756
Receive quarterly notional amount multiplied by .54% and pay Merrill Lynch, Inc. upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	June 2012	16,800,000	103,784
Receive quarterly notional amount multiplied by .54% and pay UBS upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	June 2012	16,800,000	(103,281)
Receive quarterly notional amount multiplied by .62% and pay UBS upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. 4% 3/22/11	March 2012	7,240,000	59,516
Receive quarterly notional amount multiplied by .68% and pay JPMorgan Chase, Inc. upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc., 4% 3/22/11	March 2012	12,600,000	137,050
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .68% and pay Lehman Brothers, Inc. upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. 4% 3/22/11

	March 2012	$ 5,700,000	$ 61,999
Receive semi-annually notional amount multiplied by .26% and pay Lehman Brothers, Inc. upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30	April 2008	17,250,000	12,275
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30 (Reg. S)	June 2008	11,391,000	57,003
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30 (Reg. S)	June 2008	20,385,000	102,011
Receive semi-annually notional amount multiplied by .56% and pay JPMorgan Chase, Inc. upon default of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	August 2011	12,000,000	150,792
TOTAL CREDIT DEFAULT SWAPS		451,680,000	798,531
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.272% with Credit Suisse First Boston	Feb. 2009	10,105,000	(115,385)
Receive semi-annually a fixed rate equal to 5.001% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	April 2009	50,000,000	(340,220)
Receive semi-annually a fixed rate equal to 5.145% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2014	21,000,000	(301,812)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.257% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	$ 20,000,000	$ 185,596
Receive semi-annually a fixed rate equal to 5.337% and pay quartely a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	June 2009	120,000,000	0
Receive semi-annually a fixed rate equal to 5.345% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	June 2012	120,000,000	0
TOTAL INTEREST RATE SWAPS		341,105,000	(571,821)
		$ 792,785,000	$ 226,710
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,190,105,096 or 17.1% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$29,117,000 due 6/01/07 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 235,940
BNP Paribas Securities Corp.	334,703
Banc of America Securities LLC	9,787,729
Bank of America, NA	1,338,811
Barclays Capital, Inc.	2,592,489
Citigroup Global Markets, Inc.	669,405
Countrywide Securities Corp.	3,347,027
Greenwich Capital Markets, Inc.	334,703
Merrill Lynch Government Securities, Inc.	669,405
Societe Generale, New York Branch	2,510,270
UBS Securities LLC	6,694,053
WestLB AG	602,465
$ 29,117,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 6,983,644
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ -	$ 524,999,955	$ 314,982,836	$ 208,811,642	1.4%
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $6,856,845,441. Net unrealized depreciation aggregated $10,841,682, of which $51,769,044 related to appreciated investment securities and $62,610,726 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mortgage Backed
Securities Central Fund

May 31, 2007

1.850080.100

MBSCEN-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 98.8%
	Principal Amount	Value
Fannie Mae - 75.0%
3.724% 10/1/33 (d)	$ 44,012	$ 43,404
3.75% 1/1/34 (d)	45,651	44,952
3.757% 10/1/33 (d)	3,006,496	2,988,951
3.787% 6/1/34 (d)	14,590,706	14,302,218
3.802% 6/1/33 (d)	1,729,381	1,732,326
3.826% 4/1/33 (d)	134,964	135,366
3.835% 5/1/34 (d)	9,371,604	9,214,545
3.845% 5/1/34 (d)	35,181,670	34,531,302
3.858% 8/1/33 (d)	1,024,932	1,015,393
3.933% 5/1/34 (d)	5,549,747	5,459,891
3.937% 1/1/35 (d)	104,173	104,370
3.945% 5/1/33 (d)	976,212	970,474
3.994% 4/1/34 (d)	11,993,902	11,820,039
3.995% 10/1/18 (d)	2,125,701	2,104,017
4.021% 4/1/33 (d)	905,196	904,326
4.027% 3/1/34 (d)	23,290,382	22,954,698
4.034% 6/1/34 (d)	23,636,000	23,261,322
4.084% 2/1/35 (d)	1,532,365	1,533,048
4.115% 4/1/34 (d)	15,714,195	15,512,299
4.124% 5/1/34 (d)	12,621,868	12,461,003
4.167% 1/1/35 (d)	6,439,847	6,316,221
4.178% 8/1/34 (d)	6,475,333	6,397,396
4.207% 1/1/34 (d)	4,578,059	4,528,922
4.25% 2/1/35 (d)	3,228,256	3,169,708
4.257% 1/1/34 (d)	3,460,298	3,426,550
4.277% 10/1/33 (d)	515,498	511,383
4.277% 5/1/35 (d)	3,322,425	3,331,237
4.288% 12/1/33 (d)	992,340	982,882
4.291% 3/1/33 (d)	1,367,843	1,377,337
4.292% 3/1/35 (d)	2,611,607	2,613,075
4.3% 3/1/33 (d)	345,644	339,169
4.303% 3/1/33 (d)	1,647,286	1,615,506
4.313% 6/1/33 (d)	661,864	666,055
4.322% 4/1/35 (d)	1,542,711	1,539,330
4.347% 1/1/35 (d)	3,351,870	3,299,815
4.365% 2/1/34 (d)	6,274,574	6,220,436
4.397% 2/1/35 (d)	5,027,014	4,942,444
4.4% 10/1/34 (d)	6,070,661	5,996,161
4.401% 5/1/35 (d)	2,808,970	2,809,130
4.425% 5/1/35 (d)	8,734,987	8,714,809
4.429% 3/1/35 (d)	4,577,681	4,502,758
4.443% 8/1/34 (d)	8,898,405	8,826,096
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.473% 12/1/34 (d)	$ 267,721	$ 264,314
4.477% 7/1/34 (d)	17,551,139	17,268,057
4.487% 3/1/35 (d)	6,085,082	5,992,789
4.5% 12/1/17 to 11/1/35 (c)	630,342,413	594,413,100
4.5% 6/18/22 (b)	50,000,000	47,832,065
4.5% 6/1/37 (b)	70,000,000	64,650,278
4.5% 6/1/37 (b)	181,000,000	167,167,147
4.503% 2/1/35 (d)	2,579,828	2,589,507
4.509% 3/1/35 (d)	5,839,538	5,754,316
4.511% 2/1/35 (d)	1,511,209	1,514,841
4.518% 2/1/35 (d)	49,920,262	49,590,489
4.52% 1/1/35 (d)	3,598,471	3,582,091
4.522% 7/1/35 (d)	10,502,223	10,462,242
4.527% 7/1/34 (d)	10,588,776	10,484,900
4.567% 2/1/35 (d)	5,337,268	5,267,627
4.575% 2/1/35 (d)	18,795,425	18,548,171
4.575% 7/1/35 (d)	10,867,096	10,889,634
4.577% 9/1/34 (d)	2,827,005	2,797,689
4.588% 11/1/34 (d)	5,373,410	5,313,856
4.591% 1/1/35 (d)	6,989,358	6,908,771
4.592% 4/1/33 (d)	4,329,863	4,346,594
4.647% 3/1/35 (d)	12,500,057	12,566,820
4.66% 11/1/34 (d)	6,427,514	6,369,139
4.685% 11/1/34 (d)	6,126,863	6,071,366
4.706% 10/1/34 (d)	7,287,690	7,228,397
4.719% 3/1/35 (d)	420,427	423,010
4.72% 7/1/35 (d)	11,494,882	11,249,443
4.725% 7/1/34 (d)	8,364,492	8,309,295
4.732% 12/1/34 (d)	4,376,587	4,337,141
4.734% 12/1/35 (d)	24,209,829	24,042,055
4.766% 12/1/34 (d)	2,813,824	2,789,659
4.784% 12/1/35 (d)	4,818,450	4,802,583
4.793% 10/1/34 (d)	100,916	100,168
4.806% 11/1/34 (d)	6,045,742	5,999,359
4.812% 2/1/33 (d)	68,137	68,707
4.856% 10/1/34 (d)	37,852,533	37,617,999
4.87% 5/1/33 (d)	53,898	54,255
4.881% 8/1/34 (d)	1,049,100	1,050,025
4.947% 8/1/34 (d)	2,117,359	2,109,499
5% 6/1/09 to 5/1/36 (c)	808,443,191	776,293,973
5% 6/1/37 (b)	34,000,000	32,343,904
5% 6/1/37 (b)	43,000,000	40,905,526
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5% 6/1/37 (b)	$ 7,000,000	$ 6,659,039
5% 6/1/37 (b)	103,000,000	97,983,004
5% 6/1/37 (b)(c)	98,000,000	93,226,547
5.025% 7/1/34 (d)	538,668	537,012
5.036% 10/1/36 (d)	26,680,636	26,766,281
5.046% 4/1/36 (d)	6,725,542	6,760,145
5.059% 5/1/35 (d)	17,384,763	17,518,243
5.07% 9/1/34 (d)	28,037,084	27,961,356
5.084% 9/1/34 (d)	1,164,219	1,161,341
5.135% 7/1/34 (d)	2,444,916	2,441,588
5.15% 3/1/34 (d)	28,507,921	28,480,411
5.16% 5/1/35 (d)	13,713,362	13,656,122
5.163% 5/1/35 (d)	2,566,485	2,554,823
5.165% 8/1/33 (d)	1,653,045	1,654,950
5.167% 3/1/36 (d)	15,261,900	15,198,334
5.17% 6/1/35 (d)	12,277,256	12,342,719
5.175% 3/1/35 (d)	632,126	630,595
5.18% 1/1/37 (d)	6,730,845	6,711,777
5.197% 5/1/35 (d)	21,477,432	21,403,850
5.269% 9/1/35 (d)	856,194	855,378
5.281% 9/1/36 (d)	21,439,984	21,257,422
5.282% 8/1/34 (d)	8,882,847	8,748,246
5.306% 2/1/36 (d)	8,842,662	8,819,335
5.314% 3/1/36 (d)	40,955,734	40,837,127
5.315% 7/1/35 (d)	602,544	606,388
5.324% 1/1/32 (d)	891,189	890,182
5.328% 12/1/34 (d)	1,719,920	1,720,451
5.37% 6/1/36 (d)	9,031,925	8,995,725
5.386% 12/1/36 (d)	4,225,606	4,220,983
5.394% 7/1/35 (d)	2,765,422	2,760,809
5.407% 2/1/37 (d)	3,556,476	3,555,950
5.456% 4/1/36 (d)	7,473,329	7,492,610
5.498% 11/1/36 (d)	13,979,109	14,035,166
5.5% 9/1/10 to 4/1/36 (c)	703,863,447	691,928,092
5.5% 6/1/37 (b)	189,000,000	184,478,666
5.5% 6/1/37 (b)	4,000,000	3,904,310
5.5% 6/1/37 (b)	85,000,000	82,966,596
5.5% 6/1/37 (b)	84,000,000	81,990,518
5.5% 6/1/37 (b)	30,000,000	29,282,328
5.5% 6/1/37 (b)	88,000,000	85,894,829
5.5% 6/1/37 (b)	57,860,000	56,475,850
5.5% 6/1/37 (b)	12,000,000	11,712,931
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.5% 6/1/37 (b)	$ 9,000,000	$ 8,784,698
5.5% 6/12/37 (b)	50,000,000	48,803,880
5.5% 6/12/37 (b)	150,000,000	146,411,640
5.557% 9/1/36 (d)	14,137,652	14,185,677
5.657% 11/1/35 (d)	14,584,464	14,616,520
5.67% 6/1/36 (d)	9,328,683	9,361,912
5.717% 3/1/36 (d)	10,716,032	10,760,922
5.726% 9/1/35 (d)	4,579,647	4,589,727
5.757% 4/1/36 (d)	7,648,821	7,680,571
5.773% 4/1/36 (d)	12,889,022	12,942,202
5.805% 2/1/36 (d)	9,418,800	9,464,905
5.833% 1/1/36 (d)	9,902,835	9,941,773
5.837% 7/1/36 (d)	4,226,704	4,230,179
5.9% 3/1/36 (d)	7,829,253	7,870,333
5.905% 3/1/36 (d)	36,458,811	36,626,303
5.942% 12/1/36 (d)	16,945,283	17,022,028
5.944% 5/1/36 (d)	6,220,574	6,257,275
6% 7/1/08 to 4/1/35 (b)(c)	505,205,259	507,731,757
6% 6/1/22 (b)	4,000,000	4,039,355
6% 6/1/22 (b)	15,000,000	15,147,581
6% 6/1/22 (b)	89,500,000	90,380,564
6% 6/1/37 (b)	141,000,000	140,791,616
6% 6/1/37 (b)(c)	171,000,000	170,747,279
6.015% 5/1/36 (d)	18,174,309	18,312,433
6.038% 4/1/36 (d)	59,424,264	59,920,278
6.051% 11/1/36 (d)	30,673,224	30,926,432
6.12% 4/1/36 (d)	31,745,583	32,067,388
6.132% 7/1/36 (d)	25,499,212	25,733,116
6.226% 3/1/37 (d)	1,679,845	1,695,528
6.272% 6/1/36 (d)	15,545,646	15,704,445
6.314% 10/1/36 (d)	26,312,750	26,609,821
6.343% 5/1/36 (d)	6,397,445	6,478,936
6.359% 8/1/46 (d)	1,592,715	1,613,886
6.431% 6/1/36 (d)	8,679,181	8,793,607
6.5% 1/1/08 to 3/1/37 (c)	311,578,040	319,146,792
6.5% 6/1/22 (b)	18,085,000	18,483,669
6.5% 6/1/37 (b)	72,000,000	73,119,535
6.5% 6/1/37 (b)	50,000,000	50,777,455
6.5% 6/1/37 (b)	3,619,721	3,676,004
6.54% 4/1/37 (d)	6,734,399	6,800,309
6.606% 9/1/36 (d)	35,890,496	36,315,081
7% 5/1/13 to 4/1/37 (c)	73,068,172	75,667,780
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
7% 6/1/37 (b)	$ 17,395,000	$ 17,910,047
7% 6/1/37 (b)	20,260,000	20,859,876
7% 6/1/37 (b)	15,000,000	15,444,134
7% 6/1/37 (b)	21,000,000	21,621,787
7% 7/12/37 (b)	15,000,000	15,431,829
7.5% 1/1/08 to 4/1/37	72,054,672	74,815,717
8% 11/1/08 to 3/1/37	1,332,765	1,390,020
8.5% 1/1/09 to 8/1/23	183,146	193,995
9.5% 12/1/09 to 2/1/25	528,425	574,288
10% 8/1/17	1,513	1,673
10.75% 9/1/10 to 5/1/14	25,225	27,211
11.25% 5/1/14	2,087	2,297
12.5% 1/1/15 to 7/1/15	8,948	10,189
		6,279,183,449
Freddie Mac - 18.3%
3.753% 10/1/33 (d)	11,523,289	11,334,468
3.91% 6/1/34 (d)	18,110,813	17,728,004
4% 11/1/14 to 2/1/21	25,094,889	23,507,514
4.236% 3/1/34 (d)	9,977,936	9,838,744
4.259% 1/1/35 (d)	136,577	136,090
4.29% 3/1/35 (d)	3,491,611	3,472,529
4.299% 12/1/34 (d)	4,626,394	4,536,101
4.342% 3/1/35 (d)	4,211,422	4,126,962
4.377% 2/1/35 (d)	5,128,204	5,027,281
4.392% 9/1/36 (d)	50,140,000	49,636,645
4.425% 3/1/35 (d)	4,355,043	4,266,549
4.427% 2/1/34 (d)	3,632,261	3,591,765
4.429% 6/1/35 (d)	5,403,004	5,367,501
4.456% 3/1/35 (d)	4,490,813	4,407,365
4.479% 3/1/35 (d)	4,351,545	4,268,691
4.5% 9/1/18 to 5/1/19	15,290,291	14,661,759
4.541% 2/1/35 (d)	7,497,157	7,363,708
4.705% 9/1/35 (d)	57,711,889	57,448,261
4.772% 10/1/34 (d)	4,036,359	3,992,242
4.777% 3/1/33 (d)	600,077	607,390
4.794% 2/1/36 (d)	1,663,863	1,640,734
4.822% 9/1/34 (d)	1,972,475	1,953,757
4.991% 4/1/35 (d)	19,313,384	19,373,294
5% 5/1/18 to 7/1/35	37,629,903	35,864,861
5% 6/1/37 (b)	16,000,000	15,222,536
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.021% 4/1/35 (d)	$ 539,878	$ 530,893
5.124% 4/1/35 (d)	21,012,837	20,855,913
5.216% 3/1/36 (d)	5,262,134	5,253,910
5.266% 11/1/35 (d)	5,273,318	5,262,491
5.5% 9/1/09 to 7/1/35	108,413,142	107,148,358
5.5% 6/1/37 (b)	101,000,000	98,587,787
5.5% 6/1/37 (b)	287,000,000	280,145,493
5.5% 6/1/37 (b)	69,000,000	67,352,052
5.538% 1/1/36 (d)	12,558,968	12,541,951
5.552% 1/1/36 (d)	8,262,906	8,267,153
5.586% 3/1/36 (d)	24,272,691	24,261,695
5.625% 5/1/37 (d)	12,356,818	12,274,373
5.948% 12/1/36 (d)	31,010,330	31,117,595
6% 2/1/17 to 8/1/34	126,193,965	127,037,092
6% 6/12/37 (b)	21,000,000	20,982,089
6.144% 4/1/37 (d)	4,145,850	4,160,601
6.173% 6/1/36 (d)	5,196,221	5,214,257
6.273% 3/1/36 (d)	15,620,743	15,743,865
6.393% 12/1/36 (d)	7,650,585	7,718,774
6.5% 4/1/11 to 3/1/37	36,127,376	36,969,610
6.5% 6/1/37 (b)	25,000,000	25,397,518
6.501% 10/1/36 (d)	35,638,425	35,993,490
6.501% 10/1/36 (d)	21,398,186	21,590,470
6.545% 2/1/37 (d)	71,034,704	71,529,745
6.577% 7/1/36 (d)	16,622,054	16,776,241
6.587% 7/1/36 (d)	39,195,984	39,533,697
6.606% 10/1/36 (d)	15,283,052	15,418,796
6.608% 12/1/36 (d)	19,600,697	19,789,197
6.637% 6/1/36 (d)	3,711,668	3,738,833
6.641% 7/1/36 (d)	14,880,739	15,029,204
6.703% 8/1/36 (d)	5,781,796	5,852,040
7% 6/1/21 to 5/1/37	42,011,395	43,355,689
7.243% 2/1/37 (d)	2,041,435	2,096,298
7.5% 9/1/15 to 4/1/37	11,808,028	12,233,288
8% 7/1/16 to 1/1/37	2,510,975	2,606,470
8.5% 9/1/19 to 1/1/28	732,494	785,896
9% 10/1/16	18,160	19,073
9.5% 10/1/08 to 8/1/30	50,420	53,111
10.5% 5/1/09 to 9/1/13	7,418	7,636
11% 8/1/15 to 9/1/20	169,027	186,718
11.5% 10/1/15	6,334	7,105
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
12% 2/1/13 to 7/1/15	$ 10,615	$ 11,859
13.5% 12/1/14	31,629	36,261
		1,532,849,338
Government National Mortgage Association - 5.5%
4.25% 7/20/34 (d)	2,853,766	2,835,691
5.5% 4/15/29 to 5/15/34	26,451,117	26,027,097
5.5% 6/1/37 (b)	45,000,000	44,208,257
5.5% 6/1/37 (b)	50,000,000	49,120,285
5.5% 6/1/37 (b)	47,000,000	46,173,068
5.5% 6/1/37 (b)	50,000,000	49,120,285
6% 9/15/08 to 10/15/30	8,085,693	8,169,009
6.5% 6/15/23 to 5/15/36	112,909,806	115,925,979
7% 10/15/17 to 1/20/37	95,047,675	98,448,686
7.5% 7/15/07 to 1/15/32	15,118,315	15,851,875
8% 6/15/07 to 3/15/32	4,354,099	4,589,919
8.5% 11/15/16 to 1/15/31	811,567	872,124
9% 3/15/10 to 4/15/23	94,048	100,730
9.5% 12/15/20 to 3/15/23	35,090	38,761
10.5% 5/20/16 to 1/20/18	157,855	177,217
11% 7/20/13 to 7/20/20	222,494	248,319
		461,907,302
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,364,631,624)		8,273,940,089
Asset-Backed Securities - 1.5%

Accredited Mortgage Loan Trust Series 2007-1 Class A3, 5.45% 2/25/37 (d)	16,000,000	15,972,272
ACE Securities Corp. Home Equity Loan Trust Series 2007-HE1 Class A2C, 5.49% 1/25/37 (d)	12,235,000	12,212,375
BNC Mortgage Loan Trust Series 2006-1 Class A3, 5.48% 10/25/36 (d)	3,000,000	2,994,738
Carrington Mortgage Loan Trust Series 2005-NC4 Class M1, 5.8% 9/25/35 (d)	4,960,000	4,986,517
GSAMP Trust Series 2006-HE5 Class A2C, 5.47% 8/25/36 (d)	3,000,000	2,979,318
HSBC Home Equity Loan Trust Series 2007-2 Class A3V, 5.54% 7/21/36 (d)	3,255,000	3,254,110
HSI Asset Securitization Corp. Trust Series 2006-HE2 Class 2A3, 5.49% 12/25/36 (d)	15,000,000	14,978,937
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 5.48% 11/25/36 (d)	$ 10,000,000	$ 9,945,985
Luminent Mortgage Trust Series 2006-3 Class 12A1, 5.53% 5/25/36 (d)	3,665,011	3,673,781
MASTR Asset Backed Securities Trust Series 2007-HE1 Class A3, 5.53% 5/25/37 (d)	17,500,000	17,500,000
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 Class A1, 5.49% 2/25/37 (d)	11,421,561	11,427,961
Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class A2C, 5.48% 4/25/36 (d)	8,255,000	8,248,800
Nomura Home Equity Loan Trust Series 2007-2 Class 2A3, 5.51% 2/25/37 (d)	14,000,000	13,978,552
TOTAL ASSET-BACKED SECURITIES (Cost $122,116,300)		122,153,346
Collateralized Mortgage Obligations - 11.7%

Private Sponsor - 3.1%
Arkle Master Issuer PLC sequential payer Series 2007-1A Class 1C, 5.62% 2/17/52 (a)(d)	13,425,000	13,425,000
Banc of America Mortgage Securities, Inc.:
Series 2003-I Class 2A6, 4.1545% 10/25/33 (d)	32,350,000	32,002,040
Series 2004-1 Class 2A2, 4.6852% 10/25/34 (d)	10,542,566	10,440,726
Series 2004-J Class 2A1, 4.7773% 11/25/34 (d)	4,603,339	4,546,409
Series 2005-D Class 2A7, 4.7774% 5/25/35 (d)	4,480,000	4,471,087
Series 2005-J Class 2A5, 5.0918% 11/25/35 (d)	13,095,000	12,790,983
Granite Master Issuer PLC floater Series 2005-4 Class C2, 5.91% 12/20/54 (d)	6,005,000	6,021,889
GSAMP Trust:
Series 2005-AR4 Class 3A5, 4.7651% 7/25/35 (d)	4,255,000	4,167,613
Series 2007-AR2 Class 2A1, 4.853% 4/25/35 (d)	4,761,136	4,706,019
GSR Mortgage Loan Trust Series 2006-AR2 Class 4A1, 5.8537% 4/25/36 (d)	16,831,005	16,781,173
JP Morgan Mortgage Trust:
Series 2006-A2 Class 5A1, 3.7551% 11/25/33 (d)	33,517,633	33,055,384
Series 2007-A1:
Class 3A2, 5.0105% 7/25/35 (d)	18,799,709	18,562,253
Class 7A3, 5.3012% 7/25/35 (d)	29,063,000	28,645,074
Morgan Stanley Mortgage Loan Trust sequential payer Series 2006-8AR Class 5A3, 5.4268% 6/25/36 (d)	10,320,000	10,376,035
Structured Asset Securities Corp. Series 2003-20 Class 1A1, 5.5% 7/25/33	5,580,521	5,420,081
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 4.03% 8/25/33 (d)	$ 13,109,991	$ 12,924,095
Series 2007-HY1 Class 4A1, 5.4859% 2/25/37 (d)	13,482,825	13,390,984
Wells Fargo Mortgage Backed Securities Trust:
sequential payer Series 2006-AR10 Class 5A5, 5.5996% 7/25/36 (d)	15,125,000	15,135,406
Series 2004-W Class A1, 4.5653% 11/25/34 (d)	9,655,031	9,484,223
TOTAL PRIVATE SPONSOR		256,346,474
U.S. Government Agency - 8.6%
Fannie Mae:
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	2,590,000	2,652,489
Series 2006-105 Class MD, 5.5% 6/25/35	4,664,000	4,514,090
Series 2006-45 Class OP, 6/25/36 (g)	10,357,278	7,641,037
Series 2006-53 Class PB, 5.5% 1/25/30	20,373,000	20,248,431
Series 2006-64:
Class MB, 5.5% 9/25/33	14,040,916	13,844,734
Class PB, 5.5% 9/25/33	33,007,700	32,527,943
Series 1993-165 Class SH, 4.6848% 9/25/23 (d)	795,750	761,355
Series 1999-17 Class PG, 6% 4/25/29	28,362,236	28,495,876
Series 2003-22 6% 4/25/33 (f)	22,256,046	5,155,560
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	19,505,000	19,603,011
Series 2001-52 Class YZ, 6.5% 10/25/31	1,058,171	1,082,339
Series 2001-63 Class TC, 6% 12/25/31	16,685,000	16,679,813
Series 2001-72 Class NZ, 6% 12/25/31	4,516,931	4,439,531
Series 2002-11 Class UC, 6% 3/25/17	14,123,331	14,228,744
Series 2005-14 Class ME, 5% 10/25/33	6,813,000	6,447,447
Series 2006-57 Class PC, 5.5% 10/25/32	14,081,000	13,885,832
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	25,935,258	26,161,818
Series 2003-112 Class AN, 4% 11/25/18	16,358,000	14,830,627
Series 2003-80 Class CG, 6% 4/25/30	3,226,537	3,248,814
Series 2004-3 Class BA, 4% 7/25/17	1,177,008	1,131,176
Series 2004-70 Class GB, 4.5% 1/25/32	5,961,966	5,586,476
Series 2004-86 Class KC, 4.5% 5/25/19	5,334,093	5,157,815
Series 2004-91 Class AH, 4.5% 5/25/29	771,786	748,086
Series 2004-95 Class AN, 5.5% 1/25/25	4,217,289	4,188,344
Series 1999-33 Class PK, 6% 7/25/29	12,815,000	12,860,073
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2001-63 Class PG, 6% 12/25/31	$ 10,110,000	$ 10,120,516
Series 2001-74 Class QE, 6% 12/25/31	9,889,377	9,898,624
Series 2003-21 Class SK, 2.78% 3/25/33 (d)(f)	4,494,265	387,981
Series 2004-54 Class SW, 0.68% 6/25/33 (d)(f)	20,246,886	503,010
Series 2005-14 Class SE, 0.73% 3/25/35 (d)(f)	23,289,920	635,014
Series 2007-36:
Class GO, 4/25/37 (g)	5,562,281	4,227,960
Class SB, 1.28% 4/25/37 (d)(f)	98,660,401	4,625,200
Class SG, 1.28% 4/25/37 (d)(f)	72,303,600	3,434,421
4/25/37 (g)	7,587,776	5,755,325
Series 2007-57 Class SA, 8.7% 6/25/37 (d)	19,682,880	21,008,400
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	25,304,131	25,413,873
Series 3033 Class UD, 5.5% 10/15/30	8,960,000	8,919,665
Series 3178:
Class PB, 5.5% 4/15/30	23,374,000	23,255,312
Class PC, 5.5% 12/15/32	7,453,000	7,360,114
Series 3030 Class SL, 0.78% 9/15/35 (d)(f)	57,117,005	1,465,857
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 2456 Class FW, 6.32% 3/15/32 (d)	1,266,233	1,336,011
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (g)	12,275,331	8,704,824
Series 2121 Class MG, 6% 2/15/29	10,173,461	10,234,820
Series 2137 Class PG, 6% 3/15/29	10,389,068	10,451,962
Series 2154 Class PT, 6% 5/15/29	13,723,684	13,809,482
Series 2425 Class JH, 6% 3/15/17	7,015,787	7,083,262
Series 2590 Class YR, 5.5% 9/15/32 (f)	574,091	172,010
Series 2625 Class QX, 2.25% 3/15/22	1,126,768	1,114,542
Series 2640 Class QG, 2% 4/15/22	1,410,349	1,391,757
Series 2665 Class PB, 3.5% 6/15/23	1,627,696	1,600,313
Series 2702 Class WB, 5% 4/15/17	9,605,000	9,529,771
Series 2750 Class NE, 5% 4/15/32	21,352,000	20,442,315
Series 2836 Class EG, 5% 12/15/32	40,221,000	38,390,687
Series 2952 Class EC, 5.5% 11/15/28	11,757,000	11,704,986
Series 3018 Class UD, 5.5% 9/15/30	10,540,000	10,492,664
Series 3049 Class DB, 5.5% 6/15/31	11,205,000	11,154,515
Series 3075 Class PB, 5.5% 7/15/30	18,780,000	18,695,206
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class: - continued
Series 3078 Class PB, 5.5% 7/15/29	$ 32,145,000	$ 31,987,457
Series 3159 Class TC, 5.5% 6/15/32	7,522,000	7,429,469
Series 3258 Class PM, 5.5% 12/15/36	14,548,993	14,470,952
sequential payer:
Series 2274 Class ZM, 6.5% 1/15/31	3,710,731	3,800,563
Series 2502 Class ZC, 6% 9/15/32	5,837,544	5,790,375
Series 2675 Class CB, 4% 5/15/16	533,363	516,422
Series 2683 Class JA, 4% 10/15/16	553,031	533,999
Series 2750 Class ZT, 5% 2/15/34	12,078,046	10,718,841
Series 2902 Class LZ, 5.5% 9/15/31	28,505,237	27,814,544
Series 2957 Class SW, 0.68% 4/15/35 (d)(f)	35,056,039	1,026,925
Series 3002 Class SN, 1.18% 7/15/35 (d)(f)	34,800,387	1,310,583
Ginnie Mae guaranteed REMIC pass-thru securities:
planned amortization class Series 1993-13 Class PD, 6% 5/20/29	15,024,000	15,113,095
sequential payer Series 2002-67 Class ZA, 6% 9/20/32	30,410,761	30,260,179
Series 2003-11 Class S, 1.23% 2/16/33 (d)(f)	25,498,649	931,055
Series 2004-32 Class GS, 1.18% 5/16/34 (d)(f)	7,571,128	275,983
Series 2007-18 Class S, 1.48% 4/16/37 (d)(f)	45,889,419	2,237,109
TOTAL U.S. GOVERNMENT AGENCY		723,659,411
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $984,097,778)		980,005,885
Commercial Mortgage Securities - 0.7%

Ginnie Mae guaranteed Multi-family pass-thru securities sequential payer Series 2002-35 Class C, 5.8787% 10/16/23 (d)	1,945,562	1,962,795
Ginnie Mae guaranteed REMIC pass-thru securities sequential pay Series 2003-59 Class D, 3.654% 10/16/27	35,005,000	32,910,875
WaMu Mortgage pass-thru certificates Series 2006-AR8 Class 2A2, 5.1503% 8/25/36 (d)	22,370,000	22,439,768
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $59,745,062)		57,313,438
Fixed-Income Funds - 21.2%
	Shares	Value
Fidelity Ultra-Short Central Fund (e) (Cost $1,779,372,891)	17,922,271	$ 1,776,813,947
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.32%, dated 5/31/07 due 6/1/07 (Collateralized by U.S. Government Obligations) # (Cost $2,791,000)	$ 2,791,412	2,791,000
TOTAL INVESTMENT PORTFOLIO - 133.9% (Cost $11,312,754,655)		11,213,017,705
NET OTHER ASSETS - (33.9)%		(2,840,752,302)
NET ASSETS - 100%		$ 8,372,265,403
Swap Agreements
	Expiration Date	Notional Amount
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.309% with Credit Suisse First Boston	June 2009	$ 150,000,000	$ 91,695
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,425,000 or 0.2% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,791,000 due 6/01/07 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 22,616
BNP Paribas Securities Corp.	32,083
Banc of America Securities LLC	938,200
Bank of America, NA	128,331
Barclays Capital, Inc.	248,502
Citigroup Global Markets, Inc.	64,166
Countrywide Securities Corp.	320,828
Greenwich Capital Markets, Inc.	32,083
Merrill Lynch Government Securities, Inc.	64,166
Societe Generale, New York Branch	240,621
UBS Securities LLC	641,655
WestLB AG	57,749
$ 2,791,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 29,182,632
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ -	$ 2,045,050,507	$ 264,997,872	$ 1,776,813,947	11.7%
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $11,310,377,439. Net unrealized depreciation aggregated $97,359,734, of which $18,181,814 related to appreciated investment securities and $115,541,548 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Specialized High Income
Central Fund

May 31, 2007

1.834744.101

SHI-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 91.8%
	Principal Amount	Value
Convertible Bonds - 0.3%
Energy - 0.3%
Chesapeake Energy Corp. 2.75% 11/15/35	$ 500,000	$ 549,100
Nonconvertible Bonds - 91.5%
Aerospace - 3.2%
Bombardier, Inc.:
6.75% 5/1/12 (a)	750,000	756,563
7.45% 5/1/34 (a)	3,130,000	3,083,050
8% 11/15/14 (a)	2,010,000	2,135,625
L-3 Communications Corp. 7.625% 6/15/12	900,000	931,500
		6,906,738
Air Transportation - 2.3%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	1,615,000	1,631,150
7.324% 4/15/11	365,000	367,738
8.608% 10/1/12	80,000	84,400
Continental Airlines, Inc.:
6.903% 4/19/22	110,000	110,550
7.875% 7/2/18	663,125	686,335
9.558% 9/1/19	258,706	286,516
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21	99,535	101,028
7.73% 9/15/12	50,207	50,835
8.388% 5/1/22	92,790	97,662
9.798% 4/1/21	1,254,189	1,395,285
		4,811,499
Automotive - 4.7%
General Motors Acceptance Corp.:
5.625% 5/15/09	280,000	276,447
6.75% 12/1/14	1,320,000	1,311,750
6.875% 9/15/11	585,000	587,925
8% 11/1/31	5,560,000	6,102,087
GMAC LLC:
6% 12/15/11	430,000	419,250
6.625% 5/15/12	1,460,000	1,452,700
		10,150,159
Building Materials - 0.8%
Anixter International, Inc. 5.95% 3/1/15	1,380,000	1,297,200
Belden CDT, Inc. 7% 3/15/17 (a)	350,000	358,750
		1,655,950
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - 3.6%
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	$ 1,550,000	$ 1,501,563
EchoStar Communications Corp.:
5.75% 10/1/08	325,000	324,594
6.625% 10/1/14	1,015,000	1,015,000
7% 10/1/13	2,340,000	2,401,425
7.125% 2/1/16	2,365,000	2,430,038
		7,672,620
Capital Goods - 3.3%
Case New Holland, Inc. 7.125% 3/1/14	1,465,000	1,534,588
Leucadia National Corp.:
7% 8/15/13	2,640,000	2,653,200
7.125% 3/15/17 (a)	2,850,000	2,835,750
		7,023,538
Chemicals - 1.8%
Chemtura Corp. 6.875% 6/1/16	540,000	537,300
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	630,000	657,563
10.125% 9/1/08	1,605,000	1,685,250
Millennium America, Inc. 9.25% 6/15/08	620,000	643,250
NOVA Chemicals Corp. 8.4838% 11/15/13 (b)	355,000	361,213
		3,884,576
Containers - 0.5%
Greif Brothers Corp. 6.75% 2/1/17 (a)	1,040,000	1,053,000
Diversified Financial Services - 1.4%
E*TRADE Financial Corp.:
7.375% 9/15/13	1,330,000	1,381,538
7.875% 12/1/15	350,000	377,125
8% 6/15/11	1,230,000	1,288,425
		3,047,088
Diversified Media - 2.9%
Liberty Media Corp.:
8.25% 2/1/30	3,340,000	3,310,775
8.5% 7/15/29	2,890,000	2,929,738
		6,240,513
Electric Utilities - 3.0%
AES Gener SA 7.5% 3/25/14	4,800,000	5,100,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
NSG Holdings II, LLC 7.75% 12/15/25 (a)	$ 860,000	$ 907,300
Tenaska Alabama Partners LP 7% 6/30/21 (a)	380,779	397,914
		6,405,214
Energy - 7.7%
Chesapeake Energy Corp.:
6.5% 8/15/17	2,880,000	2,858,400
6.625% 1/15/16	60,000	60,450
6.875% 1/15/16	3,000,000	2,996,250
7.5% 6/15/14	1,000,000	1,042,500
7.625% 7/15/13	710,000	752,600
7.75% 1/15/15	1,440,000	1,495,800
OPTI Canada, Inc. 8.25% 12/15/14 (a)	655,000	695,938
Pan American Energy LLC 7.75% 2/9/12 (a)	2,115,000	2,167,875
Pioneer Natural Resources Co. 6.65% 3/15/17	1,160,000	1,119,400
Plains Exploration & Production Co. 7% 3/15/17	1,435,000	1,433,206
SESI LLC 6.875% 6/1/14	385,000	383,075
Tesoro Corp. 6.5% 6/1/17 (a)	880,000	882,200
Williams Partners LP/Williams Partners Finance Corp. 7.5% 6/15/11	565,000	596,075
		16,483,769
Environmental - 1.8%
Allied Waste North America, Inc.:
5.75% 2/15/11	1,010,000	997,375
6.875% 6/1/17	1,520,000	1,548,500
7.125% 5/15/16	490,000	502,863
Browning-Ferris Industries, Inc.:
6.375% 1/15/08	10,000	10,025
7.4% 9/15/35	815,000	786,475
		3,845,238
Food/Beverage/Tobacco - 0.5%
Reynolds American, Inc.:
7.25% 6/1/13	280,000	297,080
7.3% 7/15/15	830,000	876,688
		1,173,768
Gaming - 10.5%
Chukchansi Economic Development Authority:
8% 11/15/13 (a)	335,000	345,888
8.8588% 11/15/12 (a)(b)	150,000	153,375
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
MGM Mirage, Inc.:
5.875% 2/27/14	$ 1,875,000	$ 1,741,406
6.625% 7/15/15	1,000,000	966,250
6.75% 9/1/12	1,420,000	1,405,800
6.875% 4/1/16	1,330,000	1,271,813
7.625% 1/15/17	2,245,000	2,216,938
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	500,000	491,250
6.375% 7/15/09	4,380,000	4,385,475
7.125% 8/15/14	2,520,000	2,564,100
8% 4/1/12	795,000	825,806
Park Place Entertainment Corp. 7% 4/15/13	715,000	757,900
Scientific Games Corp. 6.25% 12/15/12	1,715,000	1,672,125
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	750,000	765,000
7.25% 5/1/12	1,330,000	1,356,600
Station Casinos, Inc. 6.875% 3/1/16	860,000	793,350
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	740,000	741,850
		22,454,926
Healthcare - 5.4%
HCA, Inc.:
9.125% 11/15/14 (a)	1,275,000	1,384,969
9.25% 11/15/16 (a)	1,445,000	1,584,081
9.625% 11/15/16 pay-in-kind (a)	1,310,000	1,445,913
Omega Healthcare Investors, Inc.:
7% 4/1/14	1,400,000	1,431,500
7% 1/15/16	820,000	840,500
Senior Housing Properties Trust 8.625% 1/15/12	1,005,000	1,090,425
Service Corp. International:
6.75% 4/1/15 (a)	520,000	521,950
7.5% 4/1/27 (a)	640,000	633,600
Ventas Realty LP:
6.5% 6/1/16	1,330,000	1,339,975
6.625% 10/15/14	1,185,000	1,196,850
6.75% 4/1/17	190,000	194,038
		11,663,801
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilding/Real Estate - 4.5%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	$ 2,230,000	$ 2,196,550
7.125% 2/15/13 (a)	975,000	960,375
8.125% 6/1/12	1,885,000	1,917,988
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	370,000	362,600
6.25% 1/15/15	1,445,000	1,329,400
KB Home 7.75% 2/1/10	2,780,000	2,828,650
		9,595,563
Hotels - 2.5%
Grupo Posadas SA de CV 8.75% 10/4/11 (a)	2,330,000	2,437,471
Host Marriott LP 7.125% 11/1/13	2,880,000	2,944,800
		5,382,271
Insurance - 1.7%
UnumProvident Corp. 7.375% 6/15/32	3,065,000	3,246,748
UnumProvident Finance Co. PLC 6.85% 11/15/15 (a)	310,000	321,517
		3,568,265
Leisure - 1.6%
Royal Caribbean Cruises Ltd. yankee:
7% 6/15/13	730,000	746,160
7.25% 6/15/16	250,000	253,758
7.5% 10/15/27	2,610,000	2,544,750
		3,544,668
Metals/Mining - 7.2%
Arch Western Finance LLC 6.75% 7/1/13	3,350,000	3,345,813
Drummond Co., Inc. 7.375% 2/15/16 (a)	2,445,000	2,383,875
FMG Finance Property Ltd.:
9.36% 9/1/11 (a)(b)	1,375,000	1,464,375
10% 9/1/13 (a)	2,700,000	3,024,000
10.625% 9/1/16 (a)	10,000	12,025
Peabody Energy Corp.:
7.375% 11/1/16	1,365,000	1,446,900
7.875% 11/1/26	1,150,000	1,244,875
Vedanta Resources PLC 6.625% 2/22/10 (a)	2,595,000	2,595,000
		15,516,863
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Paper - 0.7%
Georgia-Pacific Corp.:
7% 1/15/15 (a)	$ 990,000	$ 985,050
8.875% 5/15/31	520,000	548,600
		1,533,650
Publishing/Printing - 0.2%
Scholastic Corp. 5% 4/15/13	585,000	516,263
Services - 6.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (a)	1,515,000	1,566,131
7.75% 5/15/16 (a)	4,425,000	4,579,875
7.86% 5/15/14 (a)(b)	955,000	986,038
FTI Consulting, Inc.:
7.625% 6/15/13	3,535,000	3,623,375
7.75% 10/1/16	2,185,000	2,283,325
		13,038,744
Shipping - 0.5%
Teekay Shipping Corp. 8.875% 7/15/11	1,000,000	1,070,000
Steels - 0.6%
Steel Dynamics, Inc. 6.75% 4/1/15 (a)	1,270,000	1,257,300
Technology - 7.2%
IKON Office Solutions, Inc. 7.75% 9/15/15	1,230,000	1,280,738
Lucent Technologies, Inc.:
6.45% 3/15/29	970,000	892,400
6.5% 1/15/28	400,000	368,000
NXP BV:
7.875% 10/15/14 (a)	2,805,000	2,882,138
8.1056% 10/15/13 (a)(b)	2,900,000	2,987,000
STATS ChipPAC Ltd. 7.5% 7/19/10	900,000	937,170
Xerox Capital Trust I 8% 2/1/27	5,130,000	5,232,600
Xerox Corp. 7.625% 6/15/13	905,000	945,725
		15,525,771
Telecommunications - 5.3%
Mobile Telesystems Finance SA 8% 1/28/12 (a)	1,515,000	1,594,538
Qwest Corp.:
6.5% 6/1/17 (a)	720,000	714,600
7.5% 10/1/14	615,000	647,288
8.6049% 6/15/13 (b)	1,000,000	1,093,750
U.S. West Communications:
6.875% 9/15/33	4,910,000	4,719,738
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
U.S. West Communications: - continued
7.5% 6/15/23	$ 815,000	$ 831,300
Windstream Corp.:
8.125% 8/1/13	385,000	413,394
8.625% 8/1/16	1,255,000	1,366,381
		11,380,989
TOTAL NONCONVERTIBLE BONDS		196,402,744
TOTAL CORPORATE BONDS (Cost $194,056,830)		196,951,844
Floating Rate Loans - 4.6%

Auto Parts Distribution - 0.2%
Federal-Mogul Corp. term loan 7.07% 12/31/07 (b)	480,000	481,200
Automotive - 1.1%
Ford Motor Co. term loan 8.36% 12/15/13 (b)	2,274,300	2,294,200
Cable TV - 0.7%
Insight Midwest Holdings LLC Tranche B, term loan 7.35% 4/6/14 (b)	750,000	755,625
Univision Communications, Inc.:
Tranche 1LN, term loan 7.605% 9/29/14 (b)	638,926	638,128
Tranche DD 1LN, term loan 9/29/14 (c)	41,074	41,022
		1,434,775
Capital Goods - 0.6%
Navistar International Corp.:
term loan 8.6099% 1/19/12 (b)	308,000	312,620
Credit-Linked Deposit 8.5907% 1/19/12 (b)	112,000	113,680
Oshkosh Truck Co. Tranche B, term loan 7.1% 12/6/13 (b)	917,700	922,289
		1,348,589
Electric Utilities - 0.2%
Longview Power LLC:
Tranche B, term loan 7.625% 2/28/14 (b)	142,000	142,710
Tranche DD, term loan 2/28/14 (c)	165,667	166,495
7.475% 2/28/14 (b)	47,333	47,570
		356,775
Floating Rate Loans - continued
	Principal Amount	Value
Energy - 1.1%
Ashmore Energy International:
Revolving Credit-Linked Deposit 8.25% 3/30/12 (b)	$ 104,420	$ 104,942
term loan 8.35% 3/30/14 (b)	795,580	799,558
Kinder Morgan, Inc. Tranche B, term loan 6.82% 5/22/14 (b)	1,420,000	1,427,100
		2,331,600
Food/Beverage/Tobacco - 0.1%
Pierre Foods, Inc. Tranche B, term loan 7.61% 6/30/10 (b)	147,403	147,955
Healthcare - 0.0%
Stiefel Laboratories, Inc. term loan 7.605% 12/28/13 (b)	109,725	110,411
Metals/Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. Tranche B, term loan 7.07% 3/19/14 (b)	387,840	389,294
Services - 0.4%
Adesa, Inc. term loan 7.57% 10/20/13 (b)	920,000	925,750
TOTAL FLOATING RATE LOANS (Cost $9,760,261)		9,820,549
Cash Equivalents - 3.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.08%, dated 5/31/07 due 6/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $6,490,000)	$ 6,490,915	6,490,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $210,307,091)		213,262,393
NET OTHER ASSETS - 0.6%		1,256,522
NET ASSETS - 100%		$ 214,518,915
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,095,049 or 24.3% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $206,741 and $207,517 respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$6,490,000 due 6/01/07 at 5.08%
BNP Paribas Securities Corp.	$ 1,193,482
Goldman, Sachs & Co.	1,594,651
Merrill Lynch Government Securities, Inc.	2,847,590
Mizuho Securities USA, Inc.	854,277
$ 6,490,000
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $210,179,544. Net unrealized appreciation aggregated $3,082,849, of which $4,217,948 related to appreciated investment securities and $1,135,099 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 24, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 24, 2007